FILE NOS. 33-5186
                                    811-4651

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 44
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 44
                        (Check appropriate box or boxes)

                          JOHN HANCOCK STRATEGIC SERIES
               (Exact Name of Registrant as Specified in Charter)

                               601 Congress Street
                        Boston, Massachusetts 02210-2805
                    (Address of Principal Executive Offices)

                Registrant's Telephone Number including Area Code
                                 (617) 663-4324

                            ALFRED P. OUELLETTE, ESQ.
                           John Hancock Advisers, LLC
                               601 Congress Street
                        Boston, Massachusetts 02210-2805
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on October 1, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485

if appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO] John Hancock(RegTM)
--------------------------
MUTUAL FUNDS



                                                                    John Hancock
                                                                    Income Funds

--------------------------------------------------------------------------------
                                             CLASS A, CLASS B AND CLASS C SHARES
                                                                       Bond Fund
                                                          Government Income Fund
                                                                 High Yield Fund
                                                      Investment Grade Bond Fund
                                                           Strategic Income Fund

--------------------------------------------------------------------------------

Prospectus
10.1.2007


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

                              JOHN HANCOCK INCOME FUNDS
                              --------------------------------------------------
                              Bond Fund                                        4
                              Government Income Fund                           6
                              High Yield Fund                                  8
                              Investment Grade Bond Fund                      10
                              Strategic Income Fund                           12


                              YOUR ACCOUNT
                              --------------------------------------------------
                              Choosing a share class                          14
                              How sales charges are calculated                14
                              Sales charge reductions and waivers             15
                              Opening an account                              17
                              Buying shares                                   18
                              Selling shares                                  19
                              Transaction policies                            21
                              Dividends and account policies                  23
                              Additional investor services                    23


                              FUND DETAILS
                              --------------------------------------------------
                              Business structure                              25
                              Management biographies                          26
                              Financial highlights                            27


                              FOR MORE INFORMATION                    BACK COVER
                              --------------------------------------------------

Overview
--------------------------------------------------------------------------------
John Hancock Income Funds

These funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk profile.

Who may want to invest
These funds may be appropriate for investors who:

o are seeking a regular stream of income
o want to diversify their portfolios
o are seeking a mutual fund for the income portion of an asset allocation portfolio
o are retired or nearing retirement

Income funds may NOT be appropriate if you:
o are investing for maximum return over a long time horizon
o require absolute stability of your principal

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm


All John Hancock income funds are advised by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of June 30, 2007, managed approximately $35 billion in assets.


FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]
Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]
Past performance
The fund's total return, measured year-by-year and over time.

[GRAPHIC]
Main risks
The major risk factors associated with the fund.

[GRAPHIC]
Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

[GRAPHIC]
GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the management team concentrates on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the management team tries to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.


In choosing individual securities, the management team uses bottom-up research to find securities that appear comparatively undervalued. The management team looks at bonds of all quality levels and maturities from many different issuers, potentially including foreign governments and corporations denominated in U.S. dollars or foreign currencies. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies.


The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2007 return as of 6-30-07: 0.86%
Best quarter: Q4 '00, 4.03%
Worst quarter: Q2 '04, -2.56%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1997    1998     1999    2000     2001    2002    2003    2004     2005    2006
9.66%   7.50%   -1.36%   10.39%   7.12%   7.36%   7.62%   4.53%    2.38%   4.45%
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ended 12-31-06
------------------------------------------------------------------------------------------
                                                                                  Life of
                                                    1 year     5 year   10 year   Class C
------------------------------------------------------------------------------------------
Class A before tax                                 -0.22%       4.28%    5.43%      --
------------------------------------------------------------------------------------------
Class A after tax on distributions                 -1.98%       2.43%    3.15%      --
------------------------------------------------------------------------------------------
Class A after tax on distributions, with sales     -0.18%       2.54%    3.20%      --
------------------------------------------------------------------------------------------
Class B before tax                                 -1.24%       4.18%    5.33%      --
------------------------------------------------------------------------------------------
Class C before tax (began 10-1-98)                  2.73%       4.52%     --       4.33%
------------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index        3.78%       5.17%    6.26%     5.21%
------------------------------------------------------------------------------------------

[GRAPHIC]
MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)            Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load)
on purchases as a % of purchase price            4.50%         none         none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less     none(2)       5.00%        1.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Annual operating expenses                       Class A      Class B     Class C
--------------------------------------------------------------------------------
Management fee                                   0.50%         0.50%      0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees            0.30%         1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                   0.25%         0.25%      0.25%
--------------------------------------------------------------------------------
Total fund operating expenses                    1.05%         1.75%      1.75%
--------------------------------------------------------------------------------


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                 $  552     $  769     $1,003     $1,675
--------------------------------------------------------------------------------
Class B with redemption                 $  678     $  851     $1,149     $1,878
--------------------------------------------------------------------------------
Class B without redemption              $  178     $  551     $  949     $1,878
--------------------------------------------------------------------------------
Class C with redemption                 $  278     $  551     $  949     $2,062
--------------------------------------------------------------------------------
Class C without redemption              $  178     $  551     $  949     $2,062
--------------------------------------------------------------------------------


(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see HOW SALES CHARGES ARE CALCULATED.
--------------------------------------------------------------------------------

SUBADVISER

MFC Global Investment Management (U.S.), LLC
(formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS
Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffrey N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions.

See page 26 for the management biographies.

FUND CODES

Class A     Ticker          JHNBX
            CUSIP           410223101
            Newspaper       BondA
            SEC number      811-2402
            JH fund number  21

Class B     Ticker          JHBBX
            CUSIP           410223309
            Newspaper       BondB
            SEC number      811-2402
            JH fund number  121

Class C     Ticker          JHCBX
            CUSIP           410223200
            Newspaper       --
            SEC number      811-2402
            JH fund number  521

Government Income Fund

[GRAPHIC]
GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). There is no limit on the fund's average maturity.

U.S. government securities may be supported by:

o the full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

o the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

o the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the fund's portfolio, the management team considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in high-quality short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2007 return as of 6-30-07: 0.29%
Best quarter: Q3 '02, 5.44%
Worst quarter: Q2 '04, -2.72%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Government Bond Index, an unmanaged index of U.S. Treasury and government agency bonds.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1997    1998     1999     2000    2001     2002    2003    2004    2005    2006
9.48%   8.74%   -2.47%   12.17%   6.66%   10.26%   1.09%   2.70%   1.73%   3.70%
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ended 12-31-06
-----------------------------------------------------------------------------------------
                                                                                 Life of
                                                 1 year     5 year     10 year   Class C
-----------------------------------------------------------------------------------------
Class A before tax                               -1.00%     2.90%      4.82%       --
-----------------------------------------------------------------------------------------
Class A after tax on distributions               -2.55%     1.36%      2.75%       --
-----------------------------------------------------------------------------------------
Class A after tax on distributions,              -0.68%     1.56%      2.82%       --
with sales
-----------------------------------------------------------------------------------------
Class B before tax                               -2.03%     2.72%      4.69%       --
-----------------------------------------------------------------------------------------
Class C before tax (began 4-1-99)                 1.94%     3.07%       --        3.94%
-----------------------------------------------------------------------------------------
Lehman Brothers Government Bond Index             3.48%     4.64%      6.01%      5.50%
-----------------------------------------------------------------------------------------

[GRAPHIC]
MAIN RISKS

The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Junk bonds and foreign securities could make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate losses.

Any governmental guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)              Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on
purchases as a % of purchase price                  4.50%       none        none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as
a % of purchase or sale price, whichever
is less                                             none(2)     5.00%       1.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Annual operating expenses                        Class A      Class B    Class C
--------------------------------------------------------------------------------
Management fee                                     0.60%        0.60%      0.60%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees              0.25%        1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                     0.25%        0.25%      0.25%
--------------------------------------------------------------------------------
Total fund operating expenses                      1.10%        1.85%      1.85%
--------------------------------------------------------------------------------
Contractual management fee reduction               0.05%        0.05%      0.05%
(at least until 9-30-08)
--------------------------------------------------------------------------------
Net annual operating expenses                      1.05%        1.80%      1.80%
--------------------------------------------------------------------------------


The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                 $  552     $  779     $1,024     $1,726
--------------------------------------------------------------------------------
Class B with redemption                 $  683     $  877     $1,196     $1,969
--------------------------------------------------------------------------------
Class B without redemption              $  183     $  577     $  996     $1,969
--------------------------------------------------------------------------------
Class C with redemption                 $  283     $  577     $  996     $2,165
--------------------------------------------------------------------------------
Class C without redemption              $  183     $  577     $  996     $2,165
--------------------------------------------------------------------------------

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see HOW SALES CHARGES ARE CALCULATED.
--------------------------------------------------------------------------------


SUBADVISER MFC

Global Investment Management (U.S.), LLC
(formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Howard C. Greene, CFA
Joined fund team in 2006

Jeffrey N. Given, CFA
Joined fund team in 1998

Managers share investment strategy and decisions.

See page 26 for the management biographies.

FUND CODES

Class A     Ticker          JHGIX
            CUSIP           41014P854
            Newspaper       GvIncA
            SEC number      811-3006
            JH fund number  56

Class B     Ticker          TSGIX
            CUSIP           41014P847
            Newspaper       GvIncB
            SEC number      811-3006
            JH fund number  156

Class C     Ticker          TCGIX
            CUSIP           41014P797
            Newspaper       --
            SEC number      811-3006
            JH fund number  556

High Yield Fund

[GRAPHIC]
GOAL AND STRATEGY

The fund seeks high current income. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations. No more than 10% of the fund's total assets may be invested in securities that are rated in default by S&P or by Moody's. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the management team concentrates on industry allocation and securities selection: deciding which types of industries to emphasize at a given time and then which individual securities to buy. The management team uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the management team uses bottom-up research to find securities that appear comparatively undervalued. The management team looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2007 return as of 6-30-07: 4.95%
Best quarter: Q2 '03, 14.14%
Worst quarter: Q3 '98, -17.88%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1997       1998    1999     2000   2001    2002    2003    2004    2005    2006
--------------------------------------------------------------------------------
17.76%   -11.20%  10.91%   -7.40%  0.78%   0.44%   39.91%  9.00%   3.59%  20.25%
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ended 12-31-06
---------------------------------------------------------------------------------------
                                                                              Life of
                                               1 year      5 year   10 year   Class C
---------------------------------------------------------------------------------------
Class A before tax                             14.85%      12.74%    7.03%      --
---------------------------------------------------------------------------------------
Class A after tax on distributions             11.47%       9.16%    2.97%      --
---------------------------------------------------------------------------------------
Class A after tax on distributions,             9.43%       8.69%    3.30%      --
with sales
---------------------------------------------------------------------------------------
Class B before tax                             14.37%      12.71%    6.88%      --
---------------------------------------------------------------------------------------
Class C before tax (began 5-1-98)              18.36%      12.95%      --      4.92%
---------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index       11.74%       9.85%    6.61%     5.70%
---------------------------------------------------------------------------------------

[GRAPHIC]
MAIN RISKS

The major factors in the fund's performance are interest rate and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)             Class A     Class B      Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on
purchases  as a % of purchase price                4.50%       none        none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less       none(2)     5.00%       1.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Annual operating expenses                       Class A     Class B      Class C
--------------------------------------------------------------------------------
Management fee                                    0.51%        0.51%       0.51%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees             0.25%        1.00%       1.00%
--------------------------------------------------------------------------------
Other expenses                                    0.17%        0.17%       0.17%
--------------------------------------------------------------------------------
Total fund operating expenses                     0.93%        1.68%       1.68%
--------------------------------------------------------------------------------


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                 $  541     $  733     $  942     $1,542
--------------------------------------------------------------------------------
Class B with redemption                 $  671     $  830     $1,113     $1,788
--------------------------------------------------------------------------------
Class B without redemption              $  171     $  530     $  913     $1,788
--------------------------------------------------------------------------------
Class C with redemption                 $  271     $  530     $  913     $1,987
--------------------------------------------------------------------------------
Class C without redemption              $  171     $  530     $  913     $1,987
--------------------------------------------------------------------------------

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see HOW SALES CHARGES ARE CALCULATED.
--------------------------------------------------------------------------------


SUBADVISER

MFC Global Investment Management (U.S.), LLC
(formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGER

Arthur N. Calavritinos, CFA
Joined fund team in 1995

See page 26 for the management biographies.

FUND CODES
Class A     Ticker          JHHBX
            CUSIP           41014P839
            Newspaper       HiYldA
            SEC number      811-3006
            JH fund number   57

Class B     Ticker          TSHYX
            CUSIP           41014P821
            Newspaper       HiYldB
            SEC number      811-3006
            JH fund number  157

Class C     Ticker          JHYCX
            CUSIP           41014P813
            Newspaper       HiYldC
            SEC number      811-3006
            JH fund number  557

Investment Grade Bond Fund

[GRAPHIC]
GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.

In managing the fund's portfolio, the management team concentrates on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the management team tries to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the management team uses bottom-up research to find securities that appear comparatively undervalued. The management team looks at bonds of many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2007 return as of 6-30-07: 0.60%
Best quarter: Q3 '01, 5.07%
Worst quarter: Q2 '04, -2.53%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1997    1998     1999    2000     2001     2002    2003    2004    2005    2006
8.79%   8.58%   -1.06%   11.02%   7.23%    9.61%   4.62%   3.60%   1.59%   4.37%
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ended 12-31-06
---------------------------------------------------------------------------------------
                                                                             Life of
                                              1 year     5 year   10 year    Class C
---------------------------------------------------------------------------------------
Class A before tax                            -0.31%     3.76%    5.28%        --
---------------------------------------------------------------------------------------
Class A after tax on distributions            -1.96%     2.06%    3.15%        --
---------------------------------------------------------------------------------------
Class A after tax on distributions,           -0.23%     2.19%    3.18%        --
with sales
---------------------------------------------------------------------------------------
Class B before tax                            -1.38%     3.60%    5.14%        --
---------------------------------------------------------------------------------------
Class C before tax (began 4-1-99)              2.60%     3.94%     --        4.59%
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index           4.33%     5.06%    6.24%      5.79%
---------------------------------------------------------------------------------------

[GRAPHIC]
MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate losses.

o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)            Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on
purchases as a % of purchase price                4.50%        none        none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a
% of purchase or sale price, whichever is less    none(2)      5.00%       1.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Annual operating expenses                      Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                    0.40%        0.40%       0.40%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees             0.25%        1.00%       1.00%
--------------------------------------------------------------------------------
Other expenses                                    0.41%        0.41%       0.41%
--------------------------------------------------------------------------------
Total fund operating expenses                     1.06%        1.81%       1.81%
--------------------------------------------------------------------------------


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                 $  553     $  772     $1,008     $1,686
--------------------------------------------------------------------------------
Class B with redemption                 $  684     $  869     $1,180     $1,930
--------------------------------------------------------------------------------
Class B without redemption              $  184     $  569     $  980     $1,930
--------------------------------------------------------------------------------
Class C with redemption                 $  284     $  569     $  980     $2,127
--------------------------------------------------------------------------------
Class C without redemption              $  184     $  569     $  980     $2,127
--------------------------------------------------------------------------------

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see HOW SALES CHARGES ARE CALCULATED.
--------------------------------------------------------------------------------


SUBADVISER

MFC Global Investment Management (U.S.), LLC
(formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1995

Howard C. Greene, CFA
Joined fund team in 2003

Jeffrey N. Given, CFA
Joined fund team in 1998

Managers share investment strategy and decisions.

See page 26 for the management biographies.

FUND CODES

Class A     Ticker          TAUSX
            CUSIP           41014P102
            Newspaper       InvGrBdA SEC
            number          811-3006
            JH fund number  55

Class B     Ticker          TSUSX
            CUSIP           41014P201
            Newspaper       InvGrBdB
            SEC number      811-3006
            JH fund number  155

Class C     Ticker          TCUSX
            CUSIP           41014P789
            Newspaper       --
            SEC number      811-3006
            JH fund number  555

Strategic Income Fund

[GRAPHIC]
GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o  U.S. government and agency securities

o  U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.


Although the fund may invest up to 10% of its total assets in securities rated in default by S&P or Moody's, it generally intends to keep its average credit quality in the investment grade range (AAA to BBB). There is no limit on the fund's average maturity.


In managing the portfolio, the management team allocates assets among the three major sectors based on analysis of economic factors, such as projected international interest rate movements, industry cycles and political trends. However, the management team may invest up to 100% of assets in any one sector.

Within each sector, the management team looks for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2007 return as of 6-30-07: 2.18%
Best quarter: Q2 '03, 7.11%
Worst quarter: Q2 '04, -3.25%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)


Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

Lehman Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.


[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
12.67%   5.41%   3.35%   1.14%   4.90%   7.30%   16.88%  8.75%   2.28%   4.48%
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ended 12-31-06
---------------------------------------------------------------------------------------
                                                                              Life of
                                                 1 year    5 year  10 year   Class C
---------------------------------------------------------------------------------------
Class A before tax                               -0.19%    6.83%    6.12%      --
---------------------------------------------------------------------------------------
Class A after tax on distributions               -3.11%    4.07%    3.06%      --
---------------------------------------------------------------------------------------
Class A after tax on distributions, with sales   -0.14%    4.19%    3.29%      --
---------------------------------------------------------------------------------------
Class B before tax                               -1.00%    6.78%    6.02%      --
---------------------------------------------------------------------------------------
Class C before tax (began 5-1-98)                 2.79%    7.07%     --       4.98%
---------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index*        11.74%    9.85%    6.61%     5.70%
---------------------------------------------------------------------------------------
Merrill Lynch AAA U.S. Treasury/Agency Master     3.47%    4.59%    5.98%     5.56%
Index*
---------------------------------------------------------------------------------------
Citigroup World Government Bond Index*            6.12%    8.41%    5.24%     5.72%
---------------------------------------------------------------------------------------
Lehman Aggregate Bond Index*                      4.33%    5.06%    6.24%     5.83%
---------------------------------------------------------------------------------------

* Prior to December 29, 2006, the Fund compared its performance to the Merrill Lynch High Yield Master II Index, the Merrill Lynch AAA U.S. Treasury/Agency Master Index and the Citigroup World Government Bond Index. After this date, the Fund changed the index to which it compares its performance to the Lehman Aggregate Bond Index, which is a commonly used performance reference for many different types of fixed-income products and is also currently used as a benchmark by several competing funds that fall in the multi-sector category.

[GRAPHIC]
MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)               Class A     Class B    Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on
purchases as a % of purchase price                  4.50%       none        none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as
a % of purchase or sale price, whichever is less    none(2)     5.00%      1.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Annual operating expenses                         Class A     Class B    Class C
--------------------------------------------------------------------------------
Management fee                                      0.36%       0.36%      0.36%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees               0.30%       1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                      0.21%       0.18%      0.21%
--------------------------------------------------------------------------------
Total fund operating expenses                       0.87%       1.54%      1.57%
--------------------------------------------------------------------------------


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                 $  535     $  715     $  911     $1,474
--------------------------------------------------------------------------------
Class B with redemption                 $  657     $  786     $1,039     $1,654
--------------------------------------------------------------------------------
Class B without redemption              $  157     $  486     $  839     $1,654
--------------------------------------------------------------------------------
Class C with redemption                 $  260     $  496     $  855     $1,867
--------------------------------------------------------------------------------
Class C without redemption              $  160     $  496     $  855     $1,867
--------------------------------------------------------------------------------

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see HOW SALES CHARGES ARE CALCULATED.
--------------------------------------------------------------------------------

SUBADVISER
MFC Global Investment Management (U.S.), LLC
(formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Daniel S. Janis III
Joined fund team in 1999
Primarily responsible for fund management and day-to-day purchase and sale decisions

John F. Iles
Joined fund team in 2005
Analysis of specific issuers pertaining to high yield and emerging markets

Barry H. Evans, CFA
Joined fund team in 2006
Analysis of global economic conditions

See page 26 for the management biographies.

FUND CODES

Class A     Ticker          JHFIX
            CUSIP           410227102
            Newspaper       StrIncA
            SEC number      811-4651
            JH fund number  91

Class B     Ticker          STIBX
            CUSIP           410227300
            Newspaper       StrIncB
            SEC number      811-4651
            JH fund number  191

Class C     Ticker          JSTCX
            CUSIP           410227888
            Newspaper       StrIncC
            SEC number      811-4651
            JH fund number  591

Your account
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
 Class A
--------------------------------------------------------------------------------

o A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.
o Distribution and service (12b-1) fees of 0.25% (0.30% for Bond and Strategic Income).

--------------------------------------------------------------------------------
 Class B
--------------------------------------------------------------------------------
o  No front-end sales charge; all your money goes to work for you right away.
o  Distribution and service (12b-1) fees of 1.00%.
o A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.
o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C
--------------------------------------------------------------------------------
o  No front-end sales charge; all your money goes to work for you right away.
o  Distribution and service (12b-1) fees of 1.00%.
o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
o No automatic conversion to Class A shares, so annual expenses continue at the Class C share level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99 and the maximum amount you may invest in Class C shares with any single purchase is $99,999.99. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).


For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o  directly, by the payment of sales commissions, if any; and

o  indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provision of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                            As a % of                  As a % of
Your investment                        offering price*           your investment
--------------------------------------------------------------------------------
Up to $99,999                                    4.50%                    4.71%
--------------------------------------------------------------------------------
$100,000-$249,999                                3.75%                    3.90%
--------------------------------------------------------------------------------
$250,000-$499,999                                2.75%                    2.83%
--------------------------------------------------------------------------------
$500,000-$999,999                                2.00%                    2.04%
--------------------------------------------------------------------------------
$1,000,000 and over                     See next page
--------------------------------------------------------------------------------

*Offering price is the net asset value per share plus any initial sales charge.


14  YOUR ACCOUNT

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R1 shares of John Hancock open-end mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's SAI. You may request an SAI from your broker or financial representative, access the funds' Web site at www.jhfunds.com or call John Hancock Signature Services, Inc. (Signature Services) at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million+ investments
--------------------------------------------------------------------------------
                                                             CDSC on fund shares
                                                      Your investment being sold
--------------------------------------------------------------------------------
First $1M-$4,999,999                                                    1.00%
--------------------------------------------------------------------------------
Next $1-$5M above that                                                  0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                              0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                                   CDSC on
Years after                                                    fund shares
purchase                                                        being sold
--------------------------------------------------------------------------------
1st year                                                              5.00%
--------------------------------------------------------------------------------
2nd year                                                              4.00%
--------------------------------------------------------------------------------
3rd year                                                              3.00%
--------------------------------------------------------------------------------
4th year                                                              3.00%
--------------------------------------------------------------------------------
5th year                                                              2.00%
--------------------------------------------------------------------------------
6th year                                                              1.00%
--------------------------------------------------------------------------------
After 6th year                                                        none
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
                                                                   CDSC on
Years after                                                    fund shares
purchase                                                        being sold
--------------------------------------------------------------------------------
1st year                                                              1.00%
--------------------------------------------------------------------------------
After 1st year                                                        none
--------------------------------------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $100,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above.


                                                                YOUR ACCOUNT  15

   Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must complete the appropriate section of your application or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirement specified in the section entitled OPENING AN ACCOUNT), and individual investors may close their accounts at any time.


To utilize this program you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans
o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) programs
o for redemptions pursuant to a fund's right to liquidate an account less than $1,000
o for redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
o  to make certain distributions from a retirement plan
o  because of shareholder death or disability

To utilize a waiver you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Families, as defined in the SAI)
o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC
o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Families, as defined in the SAI)
o individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA
o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

o individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)
o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) programs

To utilize a waiver you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock Fund to the same class of any other John Hancock Fund (see TRANSACTION POLICIES in this prospectus for additional details).
o dividend reinvestments (see DIVIDENDS AND ACCOUNT POLICIES in this prospectus for additional details).


16  YOUR ACCOUNT

OPENING AN ACCOUNT

1    Read this prospectus carefully.


2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o  non-retirement account: $1,000


     o retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

     o  group investments: $250

     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 each month

     o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN), and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information, that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.


                                                                YOUR ACCOUNT  17

------------------------------------------------------------------------------------------------------------------------------------
Buying shares
------------------------------------------------------------------------------------------------------------------------------------
                  Opening an account                                        Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o   Make out a check for the investment amount,           o   Make out a check for the investment amount
                      payable to "John Hancock Signature Services,              payable to "John Hancock Signature Services,
                      Inc."                                                     Inc."

                  o   Deliver the check and your completed                  o   Fill out the detachable investment slip from
                      application to your financial representative              the account statement. If no slip is
                      or mail them to Signature Services (address               available, include a note specifying the fund
                      below).                                                   name, the share class, your account number and
                                                                                the name(s) in which the account is
                                                                                registered.

                                                                            o   Deliver the check and your investment slip or
                                                                                note to your financial representative or mail
                                                                                them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o   Call your financial representative or Signature       o   Log on to www.jhfunds.com to process exchanges
                      Services to request an exchange.                          between funds.

                                                                            o   Call EASI-Line for automated service 24 hours
                                                                                a day.

                                                                            o   Call your financial representative or
                                                                                Signature Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o   Deliver your completed application to your            o   Obtain wiring instructions by calling
                      financial representative or mail it to                    Signature Services.
                      Signature Services.
                                                                            o   Instruct your bank to wire the amount of your
                  o   Obtain your account number by calling your                investment.
                      financial representative or Signature
                      Services.                                             Specify the fund name, the choice of share class,
                                                                            your account number and the name(s) in which the
                  o   Obtain wiring instructions by calling                 account is registered. Your bank may charge a fee
                      Signature Services.                                   to wire funds.

                  o Instruct your bank to wire the amount of your investment.

                  Specify the fund name, the share class, the new
                  account number and the name(s) in which the
                  account is registered. Your bank may charge a fee
                  to wire funds.
------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         See "By exchange" and "By wire."                          o   Verify that your bank or credit union is a member of
                                                                                the Automated Clearing House (ACH) system.

                                                                            o   Complete the "Bank Information" section on your
                                                                                account application.

                                                                            o   Log on to www.jhfunds.com to initiate purchases
                                                                                using your authorized bank account.
------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         See "By exchange" and "By wire."                          o   Verify that your bank or credit union is a member of
                                                                                the Automated Clearing House (ACH) system.

                                                                            o   Complete the "Bank Information" section on your
                                                                                account application.

                                                                            o   Call EASI-Line for automated service 24 hours a day.

----------------------------------------------------------
Address:                                                                    o   Call your financial representative or call Signature
                                                                                Services between 8:00 A.M. and 7:00 P.M., Eastern
John Hancock Signature Services, Inc.                                           Time, on most business days.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
                                                                            To open or add to an account using the Monthly Automatic
Phone Number: 1-800-225-5291                                                Accumulation Program, see ADDITIONAL INVESTOR SERVICES.

Or contact your financial representative for instructions
and assistance.
-----------------------------------------------------------


18  YOUR ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
Selling shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                            To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o   Accounts of any type.                                 o   Write a letter of instruction or complete a stock
                                                                                power indicating the fund name, the share class,
                  o   Sales of any amount.                                      your account number, the name(s) in which the
                                                                                account is registered and the dollar value or number
                                                                                of shares you wish to sell.

                                                                            o   Include all signatures and any additional documents
                                                                                that may be required (see next page).

                                                                            o   Mail the materials to Signature Services.

                                                                            o   A check will be mailed to the name(s) and address in
                                                                                which the account is registered, or otherwise
                                                                                according to your letter of instruction.
------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o   Most accounts.                                        o   Log on to www.jhfunds.com to initiate redemptions
                                                                                from your funds.
                  o   Sales of up to $100,000.
------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o   Most accounts.                                        o   Call EASI-Line for automated service 24 hours a day.

                  o   Sales of up to $100,000.                              o   Call your financial representative or call Signature
                                                                                Services between 8:00 A.M. and 7:00 P.M., Eastern
                                                                                Time, on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o   Requests by letter to sell any amount.                o   To verify that the Internet or telephone redemption
                                                                                privilege is in place on an account or to request
                  o   Requests by Internet or phone to sell up to               the form to add it to an existing account, call
                      $100,000.                                                 Signature Services.

                                                                            o   Funds requested by wire will generally be wired the
                                                                                next business day. A $4 fee will be deducted from
                                                                                your account. Your bank may also charge a fee for
                                                                                this service.

                                                                            o   Funds requested by EFT are generally available by
                                                                                the second business day. Your bank may charge you a
                                                                                fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o   Accounts of any type.                                 o   Obtain a current prospectus for the fund into which
                                                                                you are exchanging by Internet or by calling your
                  o   Sales of any amount.                                      financial representative or Signature Services.

                                                                            o   Log on to www.jhfunds.com to process exchanges
                                                                                between your funds.

                                                                            o   Call EASI-Line for automated service 24 hours a day.

                                                                            o   Call your financial representative or Signature
                                                                                Services to request an exchange.


                                                                 YOUR ACCOUNT 19

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days;

o you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).


You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers-dealers, credit unions (if authorized under state law) and security exchanges are members of this program. A notary public CANNOT provide a signature guarantee.


------------------------------------------------------------------------------------------------------------------------------------
Seller                                                            Requirements for written requests                       [GRAPHIC]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial      o   Letter of instruction.
accounts for minors).
                                                                  o   On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                  o   Medallion signature guarantee if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or      o   Letter of instruction.
association accounts.
                                                                  o   Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds
                                                                      business/organization certification form.

                                                                  o   On the letter and the resolution, the signature of the
                                                                      person(s) authorized to sign for the account.

                                                                  o   Medallion signature guarantee if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                             o   Letter of instruction.

                                                                  o   On the letter, the signature(s) of the trustee(s).

                                                                  o   Copy of the trust document, certified within the past 12
                                                                      months, or a John Hancock Funds trust certification form.

                                                                  o   Medallion signature guarantee if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a     o   Letter of instruction signed by surviving tenant.
deceased co-tenant(s).
                                                                  o   Copy of death certificate.

                                                                  o   Medallion signature guarantee if applicable (see above).

                                                                  o   Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                 o   Letter of instruction signed by executor.

                                                                  o   Copy of order appointing executor, certified within the past
                                                                      12 months.

                                                                  o   Medallion signature guarantee if applicable (see above).

                                                                  o   Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or      o   Call 1-800-225-5291 for instructions.
account types not listed above.
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------        To sell shares through a systematic withdrawal plan, see
Address:                                                          ADDITIONAL INVESTOR SERVICES.
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions
and assistance.
----------------------------------------------------------


20 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of fixed-income securities, equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


                                                                 YOUR ACCOUNT 21

Exchange limitation policies The funds' board of trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the funds.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of a fund's portfolio, and may result in a fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease a fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under VALUATION OF SHARES entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under VALUATION OF SHARES entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.


22 YOUR ACCOUNT

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o  after any changes of name or address of the registered owner(s)

o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your account may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.


--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your account application.


o If you are using MAAP to open an account, make out a check for your first investment amount payable to "John Hancock Signature Services, Inc." in an amount satisfying the applicable minimum initial investment requirements specified in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.


Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).


                                                                YOUR ACCOUNT  23

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock funds offer a range of retirement plans, including traditional IRA, ROTH IRA and Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


Restrictions on 403(b)(7) Plans Accounts. Due to regulations enacted by the Internal Revenue Service, effective September 25, 2007, John Hancock funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts; will no longer accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and will require additional disclosure documentation if you direct John Hancock funds on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the Statement of Additional Information for more information regarding these restrictions.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.



24 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock income funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Government Income, High Yield and Investment Grade Bond funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Government Income, High Yield and Investment Grade Bond funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.


Subadviser MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) subadvises each of the funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2007, had total assets under management of approximately $30 billion.


Management fees The management fees paid to the investment adviser by the John Hancock income funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                          % of net assets
--------------------------------------------------------------------------------

Bond                                                                 0.50%
--------------------------------------------------------------------------------
Government Income                                                    0.55%*
--------------------------------------------------------------------------------
High Yield                                                           0.51%
--------------------------------------------------------------------------------
Investment Grade Bond                                                0.40%
--------------------------------------------------------------------------------
Strategic Income                                                     0.36%
--------------------------------------------------------------------------------

*After expense reimbursement.

A discussion, regarding the basis for the board of trustees approving each fund's investment advisory agreement, is available in each fund's annual report to shareholders dated May 31, 2007.


[GRAPHIC AS DEPICTED IN PRINTED VERSION]

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                           Advise current and prospective              |
            |     Distribution and     |-------- shareholders on their fund investments,       -----|
            |   shareholder services   |         often in the context of an overall financial       |
            |                          |                        financial plan.                     |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |        Markets the funds and distributes                       Handles shareholder services, including record-
            |      shares through selling brokers, financial                keeping and statements, distribution of dividends
            |    planners and other financial representatives.                  and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                    |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
 MFC Global Investment Management       John Hancock Advisers, LLC     |             The Bank of New York                         |
           (U.S.) LLC                       601 Congress Street        |                One Wall Street                           |
      101 Huntington Avenue                Boston, MA 02210-2805       |              New York, NY 10286                  Asset   |
        Boston, MA 02199           ---                                 |                                               management |
                                                                       |       Holds the fund's assets, settles                   |
  Provides portfolio management              Manages the funds'        |    all portfolio trades and collects most                |
          to the funds.                   business and investment      |       of the valuation data required for                 |
                                               activities.             |          calculating each fund's NAV.                    |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
                                                    |                  |                    |
                                                    |                  |                    |
                                                    ----------------------------------------
                                                                       |
                                                                       |
                                                       -----------------------------------
                                                                   Trustees

                                                           Oversee the funds' activities.
                                                       -----------------------------------


                                                                FUND DETAILS  25

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock income funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

Arthur N. Calavritinos, CFA
--------------------------------------------------------------------------------
Senior vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (1988-2005)
Began business career in 1986

Barry H. Evans, CFA
--------------------------------------------------------------------------------
President and chief fixed-income officer, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, chief fixed-income officer and chief operating officer, John Hancock Advisers, LLC (1986-2005)
Began business career in 1986

Jeffrey N. Given, CFA
--------------------------------------------------------------------------------
Vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Second vice president, John Hancock Advisers, LLC (1993-2005)
Began business career in 1993

Howard C. Greene, CFA
--------------------------------------------------------------------------------
Senior vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, John Hancock Advisers, LLC (2002-2005)
Vice president, Sun Life Financial Services Company of Canada (1987-2002)
Began business career in 1979

John F. Iles
--------------------------------------------------------------------------------
Vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (1999-2005)
Began business career in 1984

Daniel S. Janis III
--------------------------------------------------------------------------------
Senior vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (1999-2005)
Began business career in 1984


26 FUND DETAILS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund
Figures audited by PricewaterhouseCoopers LLP.


CLASS A SHARES   PERIOD ENDED                                5-31-03        5-31-04        5-31-05         5-31-06         5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $14.71         $15.69         $14.98          $15.30          14.51
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                        0.72           0.70           0.67            0.68           0.75
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          1.02          (0.65)          0.38           (0.74)          0.26
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                1.74           0.05           1.05           (0.06)          1.01
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                     (0.76)         (0.76)         (0.73)          (0.72)         (0.77)
------------------------------------------------------------------------------------------------------------------------------------
From capital paid-in                                             --             --             --            (0.01)            --
------------------------------------------------------------------------------------------------------------------------------------
                                                               (0.76)         (0.76)         (0.73)          (0.73)         (0.77)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $15.69         $14.98         $15.30          $14.51         $14.75
------------------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                            12.26           0.31           7.11(3)        (0.45)(3)       7.08
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $1,192         $1,047         $1,012            $899           $870
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                     1.12           1.09           1.05            1.07           1.05
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)               1.12           1.09           1.06(4)         1.08(4)        1.05
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)        4.84           4.55           4.41            4.56           5.11
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                           273            241            139             135            106(5)



CLASS B SHARES   PERIOD ENDED                                 5-31-03        5-31-04        5-31-05         5-31-06         5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $14.71         $15.69         $14.98          $15.30         $14.51
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                        0.62           0.59           0.57            0.58           0.65
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          1.02          (0.65)          0.37           (0.74)          0.26
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                1.64          (0.06)          0.94           (0.16)          0.91
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                     (0.66)         (0.65)         (0.62)          (0.62)         (0.67)
------------------------------------------------------------------------------------------------------------------------------------
From capital paid-in                                             --             --             --            (0.01)           --
------------------------------------------------------------------------------------------------------------------------------------
                                                               (0.66)         (0.65)         (0.62)          (0.63)         (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $15.69         $14.98         $15.30          $14.51         $14.75
------------------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                            11.48          (0.39)          6.37(3)        (1.14)(3)       6.33
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $233           $164           $128             $87            $59
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                     1.82           1.79           1.75            1.77           1.75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)               1.82           1.79           1.76(4)         1.78(4)        1.75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)        4.15           3.84           3.70            3.84           4.40
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                           273            241            139             135            106(5)
------------------------------------------------------------------------------------------------------------------------------------



                                                                 FUND DETAILS 27


CLASS C SHARES   PERIOD ENDED                                 5-31-03        5-31-04        5-31-05         5-31-06         5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $14.71         $15.69         $14.98          $15.30         $14.51
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                        0.62           0.59           0.57            0.58           0.65
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          1.02          (0.64)          0.37           (0.74)          0.26
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                1.64          (0.05)          0.94           (0.16)          0.91
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                     (0.66)         (0.66)         (0.62)          (0.62)         (0.67)
------------------------------------------------------------------------------------------------------------------------------------
From capital paid-in                                             --             --             --            (0.01)           --
------------------------------------------------------------------------------------------------------------------------------------
                                                               (0.66)         (0.66)         (0.62)          (0.63)         (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $15.69         $14.98         $15.30          $14.51         $14.75
------------------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                            11.48          (0.39)          6.37(3)        (1.14)(4)       6.33
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $45            $32            $28             $24            $23
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                     1.82           1.79           1.75            1.77           1.75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)               1.82           1.79           1.76(4)         1.78(4)        1.75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)        4.15           3.84           3.71            3.86           4.41
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                           273            241            139             135            106(5)
------------------------------------------------------------------------------------------------------------------------------------

(1)  Based on the average of the shares outstanding.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Total return would have been lower had certain expenses not been reduced during the period shown.
(4)  Does not take into effect expense reductions during the period shown.
(5) The portfolio turnover rate including the effect of forward commitment trades is 123% for the year ended May 31, 2007. Prior years exclude the effect of forward commitment trades transactions.



28 FUND DETAILS

Government Income Fund

Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 audited by Deloitte & Touche LLP and for the years ended 5-31-06 and 5-31-07 audited by PricewaterhouseCoopers LLP.


CLASS A SHARES   PERIOD ENDED                                         5-31-03(1)    5-31-04(1)   5-31-05(1)   5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $9.21        $9.82        $9.16        $9.26        $8.79
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                 0.36         0.30         0.33         0.36         0.41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   0.65        (0.61)        0.15        (0.45)        0.09
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.01        (0.31)        0.48        (0.09)        0.50
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                              (0.40)       (0.35)       (0.38)       (0.38)       (0.42)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $9.82        $9.16        $9.26        $8.79        $8.87
------------------------------------------------------------------------------------------------------------------------------------
Total return(3),(4) (%)                                                 11.12        (3.13)        5.31        (0.99)        5.76
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $565         $456         $415         $349         $320
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                              1.04         1.07         1.07         1.08         1.05
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(5) (%)                     1.17         1.17         1.12         1.12         1.10
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                 3.76         3.20         3.57         4.00         4.64
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                    400          411          316          209          168(6)
------------------------------------------------------------------------------------------------------------------------------------



CLASS B SHARES   PERIOD ENDED                                         5-31-03(1)    5-31-04(1)   5-31-05(1)   5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $9.21        $9.82        $9.16        $9.26        $8.79
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                 0.28         0.23         0.26         0.29         0.34
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   0.65        (0.61)        0.15        (0.44)        0.09
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         0.93        (0.38)        0.41        (0.15)        0.43
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                              (0.32)       (0.28)       (0.31)       (0.32)       (0.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $9.82        $9.16        $9.26        $8.79        $8.87
------------------------------------------------------------------------------------------------------------------------------------
Total return(3),(4) (%)                                                 10.30        (3.85)        4.53        (1.73)        4.98
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $128          $63          $44          $28          $19
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                              1.79         1.82         1.82         1.83         1.80
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(5) (%)                     1.92         1.92         1.87         1.87         1.85
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                 2.97         2.39         2.82         3.23         3.88
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                    400          411          316          209          168(6)
------------------------------------------------------------------------------------------------------------------------------------



                                                                 FUND DETAILS 29


CLASS C SHARES   PERIOD ENDED                                         5-31-03(1)    5-31-04(1)   5-31-05(1)   5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $9.21        $9.82        $9.16        $9.26        $8.79
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                 0.27         0.22         0.26         0.29         0.34
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   0.66        (0.60)        0.15        (0.44)        0.08
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         0.93        (0.38)        0.41        (0.15)        0.42
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                              (0.32)       (0.28)       (0.31)       (0.32)       (0.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $9.82        $9.16        $9.26        $8.79        $8.86
------------------------------------------------------------------------------------------------------------------------------------
Total return(3),(4) (%)                                                 10.30        (3.85)        4.53        (1.73)        4.98
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $26           $8           $6           $5           $5
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                              1.79         1.82         1.82         1.83         1.80
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(5) (%)                     1.92         1.92         1.87         1.87         1.85
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                 2.86         2.31         2.83         3.24         3.91
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                    400          411          316          209          168(6)
------------------------------------------------------------------------------------------------------------------------------------

(1)  Audited by previous auditor.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6) The portfolio turnover rate including the effect of forward commitment trades is 172% for the year ended May 31, 2007. Prior years exclude the effect of forward commitment trades.



30 FUND DETAILS

High Yield Fund

Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 audited by Deloitte & Touche LLP and for the years ended 5-31-06 and 5-31-07 audited by PricewaterhouseCoopers LLP.


CLASS A SHARES   PERIOD ENDED                                           5-31-03(1)    5-31-04(1)   5-31-05(1)   5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $4.72        $4.69        $5.05        $5.05        $5.20
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                   0.45         0.42         0.38         0.42         0.44
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (0.01)        0.37         0.02         0.15         0.59
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           0.44         0.79         0.40         0.57         1.03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                (0.47)       (0.43)       (0.40)       (0.42)       (0.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $4.69        $5.05        $5.05        $5.20        $5.74
------------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                       11.05        17.18         8.09        11.63        20.65
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $297         $343         $347         $469         $901
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                1.04         0.96         1.00         1.01         0.93
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  10.54         8.09         7.49         8.09         8.12
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       49           49           30           47(4)        47
------------------------------------------------------------------------------------------------------------------------------------



CLASS B SHARES  PERIOD ENDED                                            5-31-03(1)    5-31-04(1)   5-31-05(1)   5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $4.72        $4.69        $5.05        $5.05        $5.20
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                   0.42         0.39         0.34         0.38         0.41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (0.01)        0.37         0.02         0.15         0.58
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           0.41         0.76         0.36         0.53         0.99
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                (0.44)       (0.40)       (0.36)       (0.38)       (0.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $4.69        $5.05        $5.05        $5.20        $5.74
------------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                       10.23        16.31         7.30        10.83        19.77
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $512         $481         $385         $281         $258
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                1.79         1.72         1.74         1.74         1.68
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                   9.92         7.43         6.78         7.36         7.54
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       49           49           30           47(4)        47
------------------------------------------------------------------------------------------------------------------------------------



                                                                 FUND DETAILS 31


CLASS C SHARES PERIOD ENDED                                            5-31-03(1)    5-31-04(1)   5-31-05(1)   5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $4.72        $4.69        $5.05        $5.05        $5.20
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                   0.41         0.38         0.34         0.38         0.40
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       --(5)      0.38         0.02         0.15         0.59
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           0.41         0.76         0.36         0.53         0.99
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                (0.44)       (0.40)       (0.36)       (0.38)       (0.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $4.69        $5.05        $5.05        $5.20        $5.74
------------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                       10.23        16.31         7.29        10.81        19.76
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $108         $134         $131         $124         $271
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                1.79         1.72         1.75         1.76         1.68
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                   9.72         7.33         6.74         7.34         7.32
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       49           49           30           47(4)        47
------------------------------------------------------------------------------------------------------------------------------------

(1)  Audited by previous auditor.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Excludes merger activity.
(5)  Less than $0.01 per share.



32 FUND DETAILS

Investment Grade Bond Fund
Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 audited by Deloitte & Touche LLP and for the years ended 5-31-06 and 5-31-07 audited by PricewaterhouseCoopers LLP.


CLASS A SHARES   PERIOD ENDED                                    5-31-03(1)    5-31-04(1)   5-31-05(1)     5-31-06       5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $9.78       $10.47        $9.92         $10.06         $9.52
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                             0.43         0.40         0.39           0.42          0.46
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               0.75        (0.50)        0.18          (0.51)         0.16
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.18        (0.10)        0.57          (0.09)         0.62
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                          (0.49)       (0.45)       (0.43)         (0.45)        (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.47        $9.92       $10.06          $9.52         $9.67
------------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                 12.35        (0.97)        5.79(4)       (0.96)(4)      6.63(4)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $176         $144         $136           $116          $108
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          1.03         1.03         1.03           1.00          0.97
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                    1.03         1.03         1.04(5)        1.04(5)       1.06(5)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)             4.30         3.92         3.86           4.25          4.76
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                693          312          222            160           105(6)
------------------------------------------------------------------------------------------------------------------------------------



CLASS B SHARES   PERIOD ENDED                                     5-31-03(1)    5-31-04(1)   5-31-05(1)      5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $9.78       $10.47        $9.92         $10.06         $9.52
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                             0.36         0.32         0.32           0.34          0.39
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               0.74        (0.50)        0.17          (0.50)         0.16
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.10        (0.18)        0.49          (0.16)         0.55
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                          (0.41)       (0.37)       (0.35)         (0.38)        (0.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.47        $9.92       $10.06          $9.52         $9.67
------------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                 11.52        (1.71)        5.01(4)       (1.70)(4)      5.84(4)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $55          $33          $22            $13            $8
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          1.78         1.78         1.78           1.75          1.72
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                    1.78         1.78         1.79(5)        1.79(5)       1.81(5)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)             3.54         3.17         3.12           3.47          4.01
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                693          312          222            160           105(6)
------------------------------------------------------------------------------------------------------------------------------------



                                                                 FUND DETAILS 33


CLASS C SHARES   PERIOD ENDED                                     5-31-03(1)   5-31-04(1)   5-31-05(1)      5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $9.78       $10.47        $9.92         $10.06         $9.52
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                             0.35         0.32         0.32           0.35          0.39
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               0.75        (0.50)        0.17          (0.51)         0.16
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.10        (0.18)        0.49          (0.16)         0.55
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                          (0.41)       (0.37)       (0.35)         (0.38)        (0.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.47        $9.92       $10.06          $9.52         $9.67
------------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                 11.52        (1.71)        5.00(4)       (1.70)(4)      5.84(4)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $12          $10           $8             $7            $6
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          1.78         1.78         1.78           1.75          1.72
------------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                    1.78         1.78         1.79(5)        1.79(5)       1.81(5)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)             3.48         3.17         3.12           3.50          4.01
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                693          312          222            160           105(6)
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Audited by previous auditor.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Does not take into consideration expense reductions during the period shown.
(6) The portfolio turnover rate including the effect of forward commitment trades is 121% for the year ended May 31, 2007. Prior years exclude the effect of forward commitment trades.



34 FUND DETAILS

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.


CLASS A SHARES  PERIOD ENDED                                             5-31-03      5-31-04      5-31-05      5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $6.49        $7.08        $6.69        $6.99        $6.81
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                                   0.38         0.35         0.31         0.30         0.32
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                     0.65        (0.19)        0.39          --          0.07
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           1.03         0.16         0.70         0.30         0.39
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                (0.44)       (0.40)       (0.36)       (0.34)       (0.35)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                      --         (0.15)       (0.04)       (0.14)       (0.24)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          (0.44)       (0.55)       (0.40)       (0.48)       (0.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $7.08        $6.69        $6.99        $6.81        $6.61
------------------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                                       16.50         2.23        10.58         4.38         5.98
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $595         $657         $764         $818         $784
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                0.95         0.90         0.90         0.88         0.87
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                   5.82         5.10         4.48         4.26         4.80
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       71           42           29           52          118
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES   PERIOD ENDED                                            5-31-03      5-31-04      5-31-05      5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $6.49        $7.08        $6.69        $6.99        $6.81
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                                   0.34         0.31         0.26         0.25         0.27
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                     0.64        (0.20)        0.39         0.01         0.07
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           0.98         0.11         0.65         0.26         0.34
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                (0.39)       (0.35)       (0.31)       (0.30)       (0.30)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                      --         (0.15)       (0.04)       (0.14)       (0.24)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          (0.39)       (0.50)       (0.35)       (0.44)       (0.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $7.08        $6.69        $6.99        $6.81        $6.61
------------------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                                       15.69         1.52         9.81         3.67         5.27
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $613         $529         $460         $350         $242
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                1.65         1.60         1.60         1.57         1.54
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                   5.13         4.41         3.79         3.57         4.12
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       71           42           29           52          118
------------------------------------------------------------------------------------------------------------------------------------



                                                                 FUND DETAILS 35


CLASS C SHARES   PERIOD ENDED                                            5-31-03      5-31-04      5-31-05      5-31-06      5-31-07
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $6.49        $7.08        $6.69        $6.99        $6.81
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                                   0.33         0.31         0.26         0.25         0.27
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                     0.65        (0.20)        0.39          --          0.07
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           0.98         0.11         0.65         0.25         0.34
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                (0.39)       (0.35)       (0.31)       (0.29)       (0.30)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                      --         (0.15)       (0.04)       (0.14)       (0.24)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          (0.39)       (0.50)       (0.35)       (0.43)       (0.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $7.08        $6.69        $6.99        $6.81        $6.61
------------------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                                       15.69         1.52         9.81         3.65         5.24
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $256         $279         $282         $270         $219
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                1.65         1.60         1.60         1.58         1.57
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                   4.99         4.39         3.79         3.56         4.10
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       71           42           29           52          118
------------------------------------------------------------------------------------------------------------------------------------

(1)  Based on the average of the shares outstanding
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.



36 FUND DETAILS

For more information
--------------------------------------------------------------------------------
Two documents are available that offer further information on the John Hancock income funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)


The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000


By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713
On the Internet: www.jhfunds.com


In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov


(C)2007 JOHN HANCOCK FUNDS, LLC        INCPN   10/07
--------------------------------------------------------------------------------

[LOGO] John Hancock[RegTM]
       the future is yours

John Hancock Funds, LLC
MEMBER FINRA (formerly NASD)
601 Congress Street
Boston, MA 02210-2805


www.jhfunds.com

-----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
-----------------------------------

[LOGO]John Hancock(R)
    ----------------
     MUTUAL FUNDS


                                                       John Hancock Income Funds
--------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS I
                                                                       Bond Fund
                                                      Investment Grade Bond Fund
                                                           Strategic Income Fund



Prospectus
10.1.2007

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------
JOHN HANCOCK INCOME FUNDS -- INSTITUTIONAL CLASS I
--------------------------------------------------------------------------------
Bond Fund                                                                     4
Investment Grade Bond Fund                                                    6
Strategic Income Fund                                                         8

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy Class I shares                                                    10
Opening an account                                                            10
Buying shares                                                                 12
Selling shares                                                                13
Transaction policies                                                          15
Dividends and account policies                                                17
Additional investor services                                                  17

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                            18
Management biographies                                                        19
Financial highlights                                                          20

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Income Funds -- Institutional Class I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm


All John Hancock income funds are advised by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of June 30, 2007, managed approximately $35 billion in assets.


FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC OMITTED]

Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC OMITTED]

Past performance

The fund's total return, measured year-by-year and over time.

[GRAPHIC OMITTED]

Main risks

The major risk factors associated with the fund.

[GRAPHIC OMITTED]

Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

[GRAPHIC OMITTED]

GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of its assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.


In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including foreign governments and corporations denominated in U.S. dollars or foreign currencies. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies.


The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment Past performance before and after taxes does not indicate future results.

Class I, total returns

2007 return as of 6-30-07: 1.07%
Best quarter: Q2 `03, 4.07%
Worst quarter: Q2 `04, -2.44%


After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.


--------------------------------------------------------------------------------
Class I calender year total returns
--------------------------------------------------------------------------------

2002                    7.83%
2003                    8.08%
2004                    5.03%
2005                    2.78%
2006                    4.91%

--------------------------------------------------------------------------------
Average annual total returns for periods ended 12-31-06
--------------------------------------------------------------------------------

                                                                        Life of
                                                   1 year      5 year   Class I
Class I before tax (began 9-4-01)                  4.91%       5.71%    5.50%
Class I after tax on distributions                 2.90%       3.67%    3.44%
Class I after tax on distributions, with sales     3.15%       3.66%    3.46%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index       3.78%       5.17%    5.21%

[GRAPHIC OMITTED]

MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                       0.50%
Other expenses                                       0.12%
Total fund operating expenses                        0.62%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                      Year 1       Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class I                       $63          $199       $346       $774


--------------------------------------------------------------------------------
SUBADVISER

MFC Global Investment Management (U.S.), LLC (formerly known as
Sovereign Asset Management LLC)

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffrey N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions.

See page 19 for the management biographies.

FUND CODES

Class I      Ticker           JHBIX
             CUSIP            410223408
             Newspaper        --
             SEC number       811-2402
             JH fund number   431

Investment Grade Bond Fund

[GRAPHIC OMITTED]

GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

2007 return as of 6-30-07: 0.78%
Best quarter: Q3 '06, 3.75%
Worst quarter: Q2 `04, -2.45%


After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.


--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
2004                                    4.05%
2005                                    2.04%
2006                                    4.77%

--------------------------------------------------------------------------------
Average annual total returns for periods ended 12-31-06
--------------------------------------------------------------------------------

                                                                         Life of
                                                     1 year              Class I
Class I before tax (began 7-28-03)                   4.77%               3.97%
Class I after tax on distributions                   2.89%               2.20%
Class I after tax on distributions, with sales       3.06%               2.35%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                 4.33%               3.98%

[GRAPHIC OMITTED]

MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                       0.40%
Other expenses                                       0.22%
Total fund operating expenses                        0.62%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                      Year 1       Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                       $63          $199       $346       $774


--------------------------------------------------------------------------------
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as
Sovereign Asset Management LLC)

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS
Barry H. Evans, CFA
Joined fund team in 1995

Howard C. Greene, CFA
Joined fund team in 2003

Jeffrey N. Given, CFA
Joined fund team in 1998

Managers share investment strategy and decisions.

See page 19 for the management biographies.

FUND CODES
Class I      Ticker           TIUSX
             CUSIP            41014P771
             Newspaper        --
             SEC number       811-3006
             JH fund number   455

Strategic Income Fund

[GRAPHIC OMITTED]

GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o    U.S. government and agency securities

o    U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.


Although the fund may invest up to 10% of its total assets in securities rated in default by S&P or Moody's, it generally intends to keep its average credit quality in the investment grade range (AAA to BBB). There is no limit on the fund's average maturity.


In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

2007 return as of 6-30-07: 2.37%

Best quarter: Q2 '03, 7.10%
Worst quarter: Q2 `04, -3.16%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Citigroup World Government Bond Index,
an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

Lehman Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.



--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
2002                     7.77%
2003                    17.09%
2004                     9.17%
2005                     2.66%
2006                     4.88%



--------------------------------------------------------------------------------
Average annual total returns for periods ended 12-31-06
--------------------------------------------------------------------------------

                                                                      Life of
                                                     1 year   5 year   Class I
Class I before tax (began 9-4-01)                    4.88%    8.20%    7.92%
Class I after tax on distributions                   1.67%    5,28%    4.97%
Class I after tax on distributions, with sales       3.14%    5.28%    5.01%
--------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index*            11.74%   9.85%    8.93%
Merrill Lynch AAA U.S. Treasury/Agency Master Index* 3.47%    4.59%    4.68%
Citigroup World Government Bond Index*               6.12%    8.41%    7.62%
Lehman Aggregate Bond Index*                         4.33%    5.06%    5.11%

* Prior to December 29, 2006, the fund compared its performance to the Merrill Lynch High Yield Master II Index, the Merrill Lynch AAA U. S. Treasury/Agency Master Index and the Citigroup World Government Bond Index. After this date, the fund changed the index to which it compares its performance to the Lehman Aggregate Bond Index, which is a commonly used performance reference for many different types of fixed income products and is also currently used as a benchmark by several competing funds that fall in the multi-sector category.

[GRAPHIC OMITTED]

MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                       0.36%
Other expenses                                       0.13%
Total fund operating expenses                        0.49%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                      Year 1        Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                       $50          $157       $274       $616


--------------------------------------------------------------------------------
SUBADVISER
MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset
Management LLC)

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Daniel S. Janis, III
Joined fund team in 1999
Primarily responsible for fund management and day-to-day purchases and sale decisions

John F. Iles
Joined fund team in 2005
Analysis of specific issuers pertaining to high yield and emerging markets

Barry H. Evans, CFA
Joined fund team in 2006
Analysis of global economic conditions

See page 19 for the management biographies.

FUND CODES

Class I      Ticker           JSTIX
             CUSIP            410227839
             Newspaper        --
             SEC number       811-4651
             JH fund number   491

Your account
--------------------------------------------------------------------------------
WHO CAN BUY CLASS I SHARES


Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares -- See OPENING AN ACCOUNT:

o    Retirement and other benefit plans

o    Endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Accounts registered to insurance companies, trust companies and bank trust departments

o    Investment companies both affiliated and not affiliated with the adviser

o Investors who participate in fee-based, wrap and other investment platform programs

o    Any entity that is considered a corporation for tax purposes

o Fund trustees and other individuals who are affiliated with these and other John Hancock funds


--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine if you are eligible, by referring to WHO CAN BUY CLASS I SHARES above.


3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund's sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.


4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5    Make your initial investment by using the table in the section BUYING
     SHARES.

Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o    directly, by the payment of sales commissions, if any and

o    indirectly, as a result of the fund paying Rule 12b-1 fees

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

10 YOUR ACCOUNT

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provision of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

                                                                YOUR ACCOUNT  11

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

     Opening an account                                              Adding to an account

-----------------------------------------------------------------------------------------------------------------------------
By check
-----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]

o    Make out a check for the investment amount, payable to     o    Make out a check for the investment amount payable to
     "John Hancock Signature Services, Inc."                         "John Hancock Signature Services, Inc."

o    Deliver the check and your completed application to        o    If your account statement has a detachable investment
     your financial representative or mail them to Signature         slip, please complete in its entirety. If no slip is
     Services (address below).                                       available, include a note specifying the fund name(s),
                                                                     your share class, your account number and the name(s)
                                                                     in which the account is registered.

                                                                o    Deliver the check and investment slip or note to your
                                                                     financial representative or mail them to Signature
                                                                     Services (address below).


-----------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]

o    Call your financial representative or Signature            o    Call your financial representative or Signature
     Services to request an exchange.                                Services to request an exchange.

o    You may only exchange Class I shares for other Class I     o    You may only exchange Class I shares for other Class I
     shares or Money Market Fund Class A shares.                     shares or Money Market Fund Class A shares.


-----------------------------------------------------------------------------------------------------------------------------
By wire
-----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]

o    Deliver your completed application to your financial       o    Obtain wiring instructions by calling Signature
     representative or mail it to Signature Services.                Services.

o    Obtain your account number by calling your financial       o    Instruct your bank to wire the amount of your
     representative or Signature Services.                           investment.

o    Obtain wiring instructions by calling Signature            Specify the fund name(s), your share class, your account
     Services.                                                  number and the name(s) in which the account is registered.
                                                                Your bank may charge a fee to wire funds.
o    Instruct your bank to wire the amount of your
     investment.

Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered.
Your bank may charge a fee to wire funds.

-----------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]

See "By exchange" and "By wire."                                o    Verify that your bank or credit union is a member of
                                                                     the Automated Clearing House (ACH) system.

                                                                o    Complete the "To Purchase, Exchange or Redeem Shares
                                                                     via Telephone" and "Bank Information" sections on your
                                                                     account application.

                                                                o    Call Signature Services between 8:30 A.M. and 5:00
                                                                     P.M., Eastern Time on most business days to verify that
                                                                     these features are in place on your account.

                                                                o    Call your financial representative or Signature
                                                                     Services with the fund name(s), your share class, your
                                                                     account number, the name(s) in which the account is
                                                                     registered and the amount of your investment.



---------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696
Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------------

12 YOUR ACCOUNT

-----------------------------------------------------------------------------------------------------------------------------
Selling shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                     To sell some or all of your shares
-----------------------------------------------------------------------------------------------------------------------------
By letter
-----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]
o  Sales of any amount.                                         o  Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in
                                                                   which the account is registered and the dollar value or
                                                                   number of shares you wish to sell.

                                                                o  Include all signatures and any additional documents
                                                                   that may be required (see next page).

                                                                o  Mail the materials to Signature Services.

                                                                o  A check or wire will be sent according to your letter
                                                                   of instruction.

                                                                o  Certain requests will require a Medallion signature
                                                                   guarantee. Please refer to SELLING SHARES IN WRITING on
                                                                   the next page.


-----------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------

[GRAPHIC OMITTED]

 Amounts up to $100,000:
 o    Most accounts.                                            o  Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

                                                                o  To place your request with a representative at John Hancock
                                                                   Funds, call Signature Services between 8:30 A.M. and 5:00 P.M.,
                                                                   Eastern Time on most business days or your financial
                                                                   representative.

                                                                o  Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

                                                                o  Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to SELLING SHARES IN WRITING on the next page.



 Amounts up to $5 million:
 o Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John
    Hancock custodial retirement accounts).

-----------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
-----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]
o  Requests by letter to sell any amount.                       o  To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing
o  Qualified requests by phone to sell up to $5 million            account, call Signature Services.
   (accounts with telephone redemption privileges).
                                                                o  Amounts of $5 million or more will be wired on the next business day.

                                                                o  Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

-----------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]

o    Sales of any amount.                                       o  Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative
                                                                   or Signature Services.

                                                                o  You may only exchange Class I shares for other Class I
                                                                   shares or Money Market Fund Class A shares.

                                                                o  Call your financial representative or Signature
                                                                   Services to request an exchange.


                                                                 YOUR ACCOUNT 13

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion sig nature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days.

o you are selling more than $100,000 worth of shares and are requesting payment by check.

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).


You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, broker-dealers, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.


-----------------------------------------------------------------------------------------------------------------------------
Seller                                                               Requirements for written requests       [GRAPHIC OMITTED]
-----------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial    o    Letter of instruction.
accounts for minors).
                                                                o    On the letter, the signatures of all persons authorized
                                                                     to sign for the account, exactly as the account is
                                                                     registered.

                                                                o    Medallion signature guarantee if applicable (see
                                                                     above).

Owners of corporate, sole proprietorship, general partner or    o    Letter of instruction.
association accounts.
                                                                o    Corporate business/organization resolution, certified
                                                                     within the past 12 months, or a John Hancock Funds
                                                                     business/organization certification form.

                                                                o    On the letter and the resolution, the signature of the
                                                                     person(s) authorized to sign for the account.

                                                                o    Medallion signature guarantee if applicable (see above).


Owners or trustees of retirement plan, pension trust and        o    Letter of instruction.
trust accounts.
                                                                o    On the letter, the signature(s) of the trustee(s).

                                                                o    Copy of the trust document, certified within the past
                                                                     12 months, or a John Hancock Funds trust certification
                                                                     form.

                                                                o    Medallion signature guarantee if applicable (see
                                                                     above).


Joint tenancy shareholders with rights of survivorship with     o    Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                                o    Copy of death certificate.

                                                                o    Medallion signature guarantee if applicable (see
                                                                     above).

                                                                o    Inheritance tax waiver (if applicable).


Executors of shareholder estates.                               o    Letter of instruction signed by executor.

                                                                o    Copy of order appointing executor, certified within the
                                                                     past 12 months.

                                                                o    Medallion signature guarantee if applicable (see
                                                                     above).

                                                                o    Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or    o    Call 1-888-972-8696 for instructions.
account types not listed above.

--------------------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------------------------

14 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of fixed-income securities, equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.


Under certain circumstances, an investor who purchases Class I shares in the funds pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the funds may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. See "Tax Status" in the fund's SAI for information regarding taxation upon the redemption or exchange of shares of the fund.


A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the

                                                                 YOUR ACCOUNT 15
redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' board of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain finan-cial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the funds.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under VALUATION OF SHARES, entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds

16 YOUR ACCOUNT
may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

                                                                 YOUR ACCOUNT 17

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the Investment Grade Bond Fund have the power to change this fund's investment goal without shareholder approval.

The trustees of the Bond and Investment Grade Bond funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to changing its 80% policy.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees The management fees paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                       % of net assets
--------------------------------------------------------------------------------
Bond                                                                 0.50%
Investment Grade Bond                                                0.40%
Strategic Income                                                     0.36%


A discussion regarding the basis for the board of trustees, approving each fund's investment advisory agreement, is available in each fund's annual report to shareholders dated May 31, 2007.

Subadviser MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) 101 Huntington Avenue, Boston, MA 02199, subadvises each Fund. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2007, had total assets under management of approximately $30 billion.


18 FUND DETAILS

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock income funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio managers, including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

Barry H. Evans, CFA
---------------------------------------------
President and chief fixed-income officer, MFC
 Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, chief fixed-income officer and chief operating officer, John
 Hancock Advisers, LLC (1986-2005)
Began business career in 1986

Jeffrey N. Given, CFA
---------------------------------------------
Vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Second vice president, John Hancock
 Advisers, LLC (1993-2005)
Began business career in 1993

Howard C. Greene, CFA
---------------------------------------------
Senior vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, John Hancock
 Advisers, LLC (2002-2005)
Vice president, Sun Life Financial Services
 Company of Canada (1987-2002)
Began business career in 1979

John F. Iles
---------------------------------------------
Vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
 (1999-2005)
Began business career in 1984

Daniel S. Janis III
---------------------------------------------
Senior vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
 (1999-2005)
Began business career in 1984

                                                                 FUND DETAILS 19

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund
Figures audited by PricewaterhouseCoopers LLP.


CLASS I SHARES PERIOD ENDED                                  5-31-03    5-31-04    5-31-05    5-31-06     5-31-07
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $14.71     $15.69     $14.98     $15.30      $14.51
Net investment income(1)                                        0.78       0.76       0.73       0.75        0.81
Net realized and unrealized gain (loss) on investments          1.02      (0.64)      0.38      (0.74)       0.25
Total from investment operations                                1.80       0.12       1.11       0.01        1.06
Less distributions
From net investment income                                     (0.82)     (0.83)     (0.79)     (0.79)      (0.83)
From capital paid-in                                              --         --         --      (0.01)         --
                                                               (0.82)     (0.83)     (0.79)     (0.80)      (0.83)
Net asset value, end of period                                $15.69     $14.98     $15.30     $14.51      $14.74
Total return(2) (%)                                            12.71       0.78       7.55      (0.01)       7.53
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $    9     $    5     $    5     $    5      $    5
Ratio of expenses to average net assets (%)                     0.72       0.63       0.65       0.64        0.62
Ratio of net investment income to average net assets (%)        5.23       4.98       4.82       4.99        5.54
Portfolio turnover (%)                                           273        241        139        135         106(3)

(1)  Based on the average of the shares outstanding.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) The portfolio turnover rate including the effect of forward commitment trades is 123% for the year ended May 31, 2007. Prior years exclude the effect of forward commitment trades transactions.


20 FUND DETAILS

Investment Grade Bond Fund

Figures for the years ended 5-31-04 and 5-31-05 audited by Deloitte & Touche LLP and for the years ended 5-31-06 and 5-31-07 audited by PricewaterhouseCoopers LLP.


CLASS I SHARES PERIOD ENDED                               5-31-04(1,2)   5-31-05(1)   5-31-06    5-31-07
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.17        $ 9.92       $10.06      $9.52
Net investment income(3)                                      0.46          0.44         0.47       0.50
Net realized and unrealized gain (loss) on investments       (0.29)         0.17        (0.51)      0.16
Total from investment operations                              0.17          0.61        (0.04)      0.66
Less distributions
From net investment income                                   (0.42)        (0.47)       (0.50)     (0.51)
Net asset value, end of period                              $ 9.92        $10.06       $ 9.52      $9.67
Total return(4) (%)                                           2.34(5)       6.23        (0.51)      7.00
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         --(6)         --(6)        --(6)      --(6)
Ratio of expenses to average net assets (%)                   0.48(7)       0.49         0.62       0.62
Ratio of net investment income to average net assets (%)      4.59(7)       4.40         4.85       5.10
Portfolio turnover (%)                                         312(5)        222          160        105(8)

(1)  Audited by previous auditor.
(2)  Class I shares began operations on 7-28-03.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not Annualized.
(6)  Less than $500,000.
(7)  Annualized.
(8) The portfolio turnover rate including the effect of forward commitment trades is 121% for the year ended May 31, 2007. Prior years exclude the effect of forward commitment trades.


                                                                 FUND DETAILS 21

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.


CLASS I SHARES PERIOD ENDED                                  5-31-03     5-31-04    5-31-05   5-31-06  5-31-07
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $6.49       $7.08      $ 6.69    $6.99    $6.81
Net investment income(1)                                       0.50        0.34        0.33     0.32     0.34
Net realized and unrealized gain (loss) on investments         0.56       (0.17)       0.39     0.01     0.07
Total from investment operations                               1.06        0.17        0.72     0.33     0.41
Less distributions
From net investment income                                    (0.47)      (0.41)      (0.38)   (0.37)   (0.37)
From net realized gain                                           --       (0.15)      (0.04)   (0.14)   (0.24)
                                                              (0.47)      (0.56)      (0.42)   (0.51)   (0.61)
Net asset value, end of period                                $7.08       $6.69       $6.99    $6.81    $6.61
Total return(2) (%)                                           16.97        2.41       11.00     4.78     6.38
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          --(3)    $   1      $    4    $  13    $  16
Ratio of expenses to average net assets (%)                    0.55        0.48        0.53     0.49     0.49
Ratio of net investment income to average net assets (%)       6.29        5.14        4.85     4.64     5.19
Portfolio turnover (%)                                           71          42          29       52      118

(1)  Based on the average of the shares outstanding.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Less than $500,000.


22 FUND DETAILS

For more information
--------------------------------------------------------------------------------
Two documents are available that offer further information on John Hancock income funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001


By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713
On the Internet: www.jhfunds.com


In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov


(C)2007 JOHN HANCOCK FUNDS, LLC               KICPN                       10/07


[LOGO] John Hancock
    the future is yours(R)

John Hancock Funds, LLC
MEMBER FINRA (formerly NASD)
601 Congress Street
Boston, MA 02210-2805


www.jhfunds.com


-----------------------------------
Now available: electronic delivery

www.jhfunds.com/edelivery
-----------------------------------

John Hancock(R)
---------------
MUTUAL FUNDS

                                                                    John Hancock
                                                                Retirement Funds
--------------------------------------------------------------------------------

                                                                 CLASS R1 SHARES

                                                                       Bond Fund
                                                          Strategic Income Fund

--------------------------------------------------------------------------------


Prospectus
10.1.2007


--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------


JOHN HANCOCK RETIREMENT FUNDS
--------------------------------------------------------------------------------
Bond Fund                                                                      4
Strategic Income Fund                                                          6

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy Class R1 shares                                                    8
Class R1 shares cost structure                                                 8
Opening an account                                                             8
Information for plan participants                                              9
Transaction policies                                                          10
Dividends and account policies                                                12
Additional investor services                                                  12

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                            13
Management biographies                                                        15
Financial highlights                                                          16


FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Retirement Funds
These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock retirement funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of June 30, 2007 managed approximately $35 billion in assets.


FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]
Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]
Past performance
The fund's total return, measured year-by-year and over time.

[GRAPHIC]
Main risks
The major risk factors associated with the fund.

[GRAPHIC]
Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

[GRAPHIC]
GOAL AND STRATEGY
The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the management team concentrates on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the management team tries to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the management team uses bottom-up research to find securities that appear comparatively undervalued. The management team looks at bonds of all quality levels and maturities from many different issuers, potentially including foreign governments and corporations denominated in U.S. dollars or foreign currencies. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents. In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class R1, total returns
2007 return as of 6-30-07: 0.43%
Best quarter: Q3 '06, 3.59%
Worst quarter: Q2 '04, -2.62%

After-tax returns
After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.


Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.


--------------------------------------------------------------------------------
Class R1 calendar year total returns (without sales charge)
--------------------------------------------------------------------------------



2004                                                4.37%
2005                                                2.10%
2006                                                3.68%


--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ended 12-31-06
--------------------------------------------------------------------------------


                                                              Life of
                                                   1 year    Class R1
--------------------------------------------------------------------------------
Class R1 before tax (began 8-5-03)                  3.68%     4.47%
--------------------------------------------------------------------------------
Class R1 after tax on distributions                 2.12%     2.83%
--------------------------------------------------------------------------------
Class R1 after tax on distributions, with sales     2.36%     2.86%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index        3.78%     4.18%

[GRAPHIC]
MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

|_| Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

|_| If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

|_|  Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities not backed by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------


Management fee                           0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees    0.50%
--------------------------------------------------------------------------------
Service plan fee                         0.25%
--------------------------------------------------------------------------------
Other expenses                           0.47%
--------------------------------------------------------------------------------
Total fund operating expenses            1.72%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                                 Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class R1                                   $175      $542      $933     $2,030


--------------------------------------------------------------------------------
SUBADVISER
MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)
Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffrey N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions

See page 27 for the management biographies.

FUND CODES


Class R1      Ticker                    JHBRX
              CUSIP                     410223507
              Newspaper                 --
              SEC number                811-2402
              JH fund number            621

Strategic Income Fund

[GRAPHIC]
GOAL AND STRATEGY
The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

|_| foreign government and corporate debt securities from developed and emerging markets
|_|  U.S. government and agency securities
|_|  U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its total assets in securities rated in default by Standard & Poor's or Moody's, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class R1, total returns
2007 return as of 6-30-07: 1.94%
Best quarter: Q4 '04, 5.89%
Worst quarter: Q2 '04, -3.37%

After-tax returns
After-tax returns are shown for Class R1 shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.


Indexes (reflect no fees or taxes)

Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

Lehman Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

--------------------------------------------------------------------------------
Class R1 calendar year total returns (without sales charge)
--------------------------------------------------------------------------------



2004                                                     8.39%
2005                                                     2.04%
2006                                                     4.17%


--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ended 12-31-06
--------------------------------------------------------------------------------


                                                                   Life of
                                                        1 year    Class R1
--------------------------------------------------------------------------
Class R1 before tax (began 8-5-03)                       4.17%       6.34%
--------------------------------------------------------------------------
Class R1 after tax on distributions                      1.22%       3.67%
--------------------------------------------------------------------------
Class R1 after tax on distributions, with sales          2.69%       3.86%
--------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index*               11.74%      10.66%
--------------------------------------------------------------------------
Merrill Lynch AAA U.S. Treasury/Agency Master Index*     3.47%       3.70%
--------------------------------------------------------------------------
Citigroup World Government Bond Index*                   6.12%       5.50%
--------------------------------------------------------------------------
Lehman Aggregate Bond Index*                             4.33%       4.35%

* Prior to December 29, 2006, the fund compared its performance to the Merrill Lynch High Yield Master II Index, the Merrill Lynch AAA U.S. Treasury/Agency Master Index and the Citigroup World Government Bond Index. After this date, the fund changed the index to which it compares its performance to the Lehman Aggregate Bond Index, which is a commonly used performance reference for many different types of fixed-income products and is also currently used as a benchmark by several competing funds that fall in the multi-sector category.

[GRAPHIC]
MAIN RISKS
The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.
|_| If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
|_| Stock investments may go down in value due to stock market movements or negative company or industry events.
|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
|_|  Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES
Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------


Management fee                                                             0.36%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.25%
--------------------------------------------------------------------------------
Other expenses                                                             0.15%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.26%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class R1                                     $128      $400      $692     $1,523


--------------------------------------------------------------------------------
SUBADVISER

MFC Global Investment Management (U.S.), LLC (formerly known as
Sovereign Asset Management LLC)

Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc. Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Daniel S. Janis III
Joined fund team in 1999
Primarily responsible for fund management and day-to-day purchase and sale decisions

John F. Iles
Joined fund team in 2005
Analysis of specific issuers pertaining to high yield and emerging markets

Barry H. Evans, CFA
Joined fund team in 2006
Analysis of global economic conditions
See page 27 for the management biographies.

FUND CODES


Class R1                                     Ticker              JSTRX
                                             CUSIP               410227821
                                             Newspaper           --
                                             SEC number          811-4651
                                             JH fund number      691

Your account
--------------------------------------------------------------------------------

WHO CAN BUY CLASS R1 SHARES


Class R1 shares are available to certain types of investors, as noted below:

     |_| 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

     |_| The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.

     |_| Class R1 shares are available only to retirement plans where Class R1 shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

--------------------------------------------------------------------------------
CLASS R1 SHARES COST STRUCTURE

Class R1 shares are offered without any front-end or contingent deferred sales charges.

Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.


Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, finan-cial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

     |_| directly, by the payment of sales commissions, if any; and |_| indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm.

The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT


1    Read this prospectus carefully.

2    Determine if you are eligible, referring to WHO CAN BUY CLASS R1 SHARES.

3 Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R1 shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his/her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. (Signature Services), the fund's transfer agent at 1-888-972-8696.


8 YOUR ACCOUNT

--------------------------------------------------------------------------------
INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the funds.

                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Execution of requests The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the funds may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

10 YOUR ACCOUNT

Exchange limitation policies The funds' board of trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the funds' underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

|_| A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under VALUATION OF SHARES entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

|_| A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

|_| A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under vALUATION OF SHARES entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

                                                                 YOUR ACCOUNT 11

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certifi-cates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

|_| after every transaction (except a dividend reinvestment) that affects your account balance
|_|  after any changes of name or address of the registered owner(s)
|_|  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.

Dividends Bond Fund and Strategic Income Fund generally declare dividends daily and pay them monthly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually. With respect to Bond Fund and Strategic Income Fund, your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

12 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of Bond Fund have the power to change the focus of this fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

                                                                 |------------|
                                                                 |Shareholders|----------------------------|
                                                                 |------------|                             |
                                                                        |                                  |
                 |--------                        |--------------------------------------------|           |
                 |                                |        Financial services firms and        |           |
                 |                                |            their representatives           |           |
                 |                                |                                            |           |
                 |                            |---|    Advise current and prospective share-   |-----------|
                 |   Distribution and         |   |  holders on their fund investments, often  |           |
                 |   shareholder services     |   |in the context of an overall financial plan.|           |
                 |                            |   |--------------------------------------------|           |
                 |                            |                                                            |
                 |         | --------------------------------------------|    |--------------------------------------------------|
                 |         |            Principal distributor            |    |                  Transfer agent                  |
                 |         |                                             |    |                                                  |
                 |         |           John Hancock Funds, LLC           |    |       John Hancock Signature Services, Inc.      |
                 |         |  Markets the funds and distributes shares   |    |  Handles shareholder services, including record- |
                 |         | through selling brokers, financial planners |    |keeping and statements, distribution of dividends,|
                 |         |    and other financial representatives.     |    |     and processing of buy and sell requests.     |
                 |-------- | --------------------------------------------|    |--------------------------------------------------|
                                               |                                                        |
                                               ----------------------------------------------------------
                                                                             |
|---------------------------------|     |---------------------------------|  | |-------------------------------------| ----------|
|           Subadvisers           |     |       Investment adviser        |  | |              Custodian              |           |
|                                 |     |                                 |  | |                                     |           |
|     MFC Global Investment       |     |   John Hancock Advisers, LLC    |  | |        The Bank of New York         |           |
|     Management (U.S.), LLC      |     |      601 Congress Street        |  | |          One Wall Street            |           |
|     101 Huntington Avenue       |     |      Boston, MA 02210-2805      |  | |         New York, NY 10286          |   Asset   |
|        Boston, MA 02199         |     |                                 |  | |                                     | management|
|                                 |     |Manages the funds' business and  |  | |Holds the funds' assets, settles all |           |
|Provide portfolio management to  |     |     investment activities.      |  | |portfolio trades and collects most of|           |
|         certain funds.          |     |---------------------------------|  | |  the valuation data required for    |           |
|---------------------------------|                      |                   | |    calculating each fund's NAV.     |           |
                                                         |                   | |-------------------------------------|           |
                                                         |                   |                      |                            |
                                                         --------------------|-----------------------                            |
                                                                             |                                                   |
                                                            |------------------------------|                           ----------|
                                                            |           Trustees           |
                                                            |                              |
                                                            |Oversee the funds' activities.|
                                                            |------------------------------|

                                                                 FUND DETAILS 13

Management fees The management fees paid to the investment adviser by the John Hancock funds' last fiscal year are as follows:

----------------------------------------------
Fund                           % of net assets
----------------------------------------------
Bond                                 0.50%
----------------------------------------------
Strategic Income                     0.36
----------------------------------------------

A discussion, regarding the basis for the board of trustees approving each fund's investment advisory agreement, is available in each fund's annual or semiannual report to shareholders, as follows:

Annual report dated May 31, 2007  Bond Fund, Strategic Income Fund

MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)), subadvises Bond and Strategic Income Funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2007, had total assets under management of approximately $30 billion.

14 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock retirement funds, including a brief summary of their business careers over the past five years. The SAI of each fund includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

Barry H. Evans, CFA
---------------------------------------------
President and chief fixed-income officer, MFC
 Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, chief fixed-income officer and chief operating officer, John
 Hancock Advisers, LLC (1986-2005)
Began business career in 1986

Jeffrey N. Given, CFA
---------------------------------------------
Vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Second vice president, John Hancock
 Advisers, LLC (1993-2005)
Began business career in 1993

Howard C. Greene, CFA
---------------------------------------------
Senior vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, John Hancock
 Advisers, LLC (2002-2005)
Vice president, Sun Life Financial
 Services Company of Canada (1987-2002)
Began business career in 1979

John F. Iles
---------------------------------------------
Vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
 (1999-2005)
Began business career in 1984

Daniel S. Janis III
---------------------------------------------
Senior vice president, MFC Global Investment
 Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
 (1999-2005)
Began business career in 1984


                                                                FUND DETAILS  15

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class R1 shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund

Figures audited by PricewaterhouseCoopers LLP.


CLASS R1 SHARES    PERIOD ENDED                                5-31-04(1)    5-31-05       5-31-06       5-31-07
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $14.93        $14.98        $15.30        $14.51
Net investment income(2)                                          0.54          0.67          0.59          0.65
Net realized and unrealized gain (loss) on investments            0.10          0.36         (0.75)         0.26
Total from investment operations                                  0.64          1.03         (0.16)         0.91
Less distributions
From net investment income                                       (0.59)        (0.71)        (0.62)        (0.68)
From capital paid-in                                                --            --         (0.01)           --
                                                                 (0.59)        (0.71)        (0.63)        (0.68)
Net asset value, end of period                                  $14.98        $15.30        $14.51        $14.74
Total return(3)(%)                                                4.30(4)       7.02         (1.09)         6.38
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             --(5)         --(5)         $1            $1
Ratio of expenses to average net assets (%)                       1.38(6)       1.12          1.76          1.72
Ratio of net investment income to average net assets (%)          4.40(6)       4.44          3.95          4.45
Portfolio turnover (%)                                             241(4)        139           135           106(7)

(1)  Class R1 shares began operations on 8-5-03.

(2)  Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)  Not annualized.

(5)  Less than $500,000.

(6)  Annualized.

(7) The portfolio turnover rate including the effect of forward commitment trades is 123% for the year ended May 31, 2007. Prior years exclude the effect of forward commitment trades transactions.


16  FUND DETAILS

Strategic Income Fund

Figures audited by PricewaterhouseCoopers LLP.


CLASS R1 SHARES  PERIOD ENDED                                  5-31-04(1)    5-31-05       5-31-06       5-31-07
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $6.83         $6.69         $6.99         $6.81
Net investment income(2)                                          0.26          0.29          0.28          0.29
Net realized and unrealized gain on investments                   0.05          0.39            --          0.07
Total from investment operations                                  0.31          0.68          0.28          0.36
Less distributions
From net investment income                                       (0.30)        (0.34)        (0.32)        (0.32)
From net realized gain                                           (0.15)        (0.04)        (0.14)        (0.24)
                                                                 (0.45)        (0.38)        (0.46)        (0.56)
Net asset value, end of period                                   $6.69         $6.99         $6.81         $6.61
Total return(3)(%)                                                4.42(4)      10.36          4.07          5.58
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             --(5)         $1            $4            $5
Ratio of net expenses to average net assets (%)                   1.38(6)       1.08          1.19          1.26
Ratio of net investment income to average net assets (%)          4.66(6)       4.29          4.00          4.44
Portfolio turnover (%)                                              42(4)         29            52           118

(1)  Class R1 shares began operations on 8-5-03.

(2)  Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)  Not annualized.

(5)  Less than $500,000.

(6)  Annualized.


                                                                 FUND DETAILS 17

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the John Hancock retirement funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001


By phone: 1-888-972-8696
By TDD: 1-800-554-6713
On the Internet: www.jhfunds.com


In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov


(C)2007 JOHN HANCOCK FUNDS, LLC      MFRPN  10/07

[LOGO]John Hancock(R)
      the future is yours

John Hancock Funds, LLC
MEMBER FINRA (formerly NASD)
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com


----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
----------------------------------

                       JOHN HANCOCK STRATEGIC INCOME FUND


             Class A, Class B, Class C, Class I and Class R1 Shares
                       Statement of Additional Information

                                 October 1, 2007

This Statement of Additional Information provides information about John Hancock Strategic Income Fund (the "Fund") in addition to the information that is contained in the Fund's current Prospectus for Class A, B and C shares, and the Fund's Class I share and Class R1 share Prospectuses (the "Prospectuses"). The Fund is a diversified series of John Hancock Strategic Series (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the Fund's Annual Report. A copy of the Prospectus or Annual Reports can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS


                                                                           Page
ORGANIZATION OF THE FUND......................................................2
INVESTMENT OBJECTIVE AND POLICIES.............................................2
INVESTMENT RESTRICTIONS......................................................19
THOSE RESPONSIBLE FOR MANAGEMENT.............................................21
INVESTMENT ADVISORY AND OTHER SERVICES.......................................33
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS..........................36
DISTRIBUTION CONTRACTS.......................................................39
SALES COMPENSATION...........................................................42
NET ASSET VALUE..............................................................46
INITIAL SALES CHARGE ON CLASS A SHARES.......................................47
DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES..........................51
ELIGIBLE INVESTORS FOR CLASS R1 SHARES.......................................55
SPECIAL REDEMPTIONS..........................................................55
ADDITIONAL SERVICES AND PROGRAMS.............................................55
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES..............................57
DESCRIPTION OF THE FUND'S SHARES.............................................58
TAX STATUS...................................................................59
BROKERAGE ALLOCATION.........................................................64
TRANSFER AGENT SERVICES......................................................67
CUSTODY OF PORTFOLIO.........................................................68
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................68
LEGAL AND REGULATORY MATTERS.................................................68

Appendix A- Description of Investment Risk..................................A-1
Appendix B-Description of Bond Ratings......................................B-1
Appendix C-Proxy Voting Summary of the Adviser and Subadviser...............C-1
Appendix D-Policy Regarding Disclosure of Portfolio Holdings................D-1
Financial Statements........................................................F-1

ORGANIZATION OF THE FUND

The Fund is series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. The Fund was organized in April 1986.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser") is the Fund's investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation ("Manulife Financial"). Founded in 1862, John Hancock Financial Services and its subsidiaries ("John Hancock") today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.


Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and most of Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$410 billion (US$386 billion) as at June 30, 2007.


Manulife Financial Corporation trades as 'MFC' on the TSX, NYSE and PSE, and under '0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

The Fund is sub-advised by MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)" or the "Sub-Adviser"). Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) is a subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation. MFC Global (U.S.) is responsible for providing investment advice to the Fund subject to the review of the Trustees and the overall supervision of the Adviser.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. There is no assurance that the Fund will achieve its investment objective. The investment objective is fundamental and may only be changed with shareholder approval.

The investment objective of the Fund is a high level of current income. The Fund will seek to achieve its investment objective by investing primarily in: (i) foreign government and corporate debt securities, (ii) U.S. Government securities and (iii) lower-rated high yield high risk debt securities.

The Fund may invest in all types of debt securities. The debt securities in which the Fund may invest include bonds, debentures, notes (including variable and floating rate instruments), preferred and preference stock, zero coupon bonds, payment-in-kind securities, increasing rate note securities, participation interest, multiple class pass through securities, collateralized mortgage obligations, stripped debt securities, other mortgage-backed securities, asset-backed securities and other derivative debt securities. Under normal circumstances, the Fund's assets will be invested in each of the foregoing three sectors. However, from time to time the Fund may invest up to 100% of its total assets in any one sector.

The Fund may also invest up to 10% of net assets in common stocks of U.S. and foreign companies.


Lower Rated Securities. The higher yields and high income sought by the Fund are generally obtainable from high yield risk securities in the lower rating categories of the established rating services. These securities are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("Standard & Poor's"). The Fund may invest up to 10% of its assets in securities rated as low as D by Moody's or Standard & Poor's, which indicates that the obligations are in default. Lower rated securities are generally referred to as junk bonds. See Appendix B attached to this Statement of Additional Information for a description of the characteristics of the various ratings categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the minimum ratings noted above. The credit ratings of Moody's and Standard & Poor's (the "Rating Agencies"), such as those ratings described in this Statement of Additional Information, may not be changed by the Rating Agencies in a timely fashion to reflect subsequent economic events. The credit ratings of securities do not evaluate market risk. The Fund may also invest in unrated securities which, in the opinion of the Adviser, offer comparable yields and risks to the rated securities in which the Fund may invest.


Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Debt securities that are rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations. Although the Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Adviser will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's goals is more dependent on the Adviser's ability than would be the case if the Fund were investing in securities in the higher rated categories.

The Fund's investments in debt securities may include increasing rate note securities, zero coupon bonds and payment-in-kind bonds. Zero coupon bonds have a determined interest rate, but payment of the interest is deferred until maturity of the bonds. Payment- in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The market prices of zero coupon and payment-in-kind bonds are affected to a greater extent by interest rate changes, and thereby tend to be more volatile than securities which pay interest periodically and in cash. Increasing rate note securities are typically refinanced by the issuers within a short period of time.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities for its portfolio, the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates during periods of high interest rates.

Reduced volume and liquidity in the high yield high risk bond market or the reduced availability of market quotations may make it more difficult to dispose of the Fund's investments in high yield high risk securities and to value accurately these assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield high risk bonds. In addition, the Fund's investments in high yield high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risk inherent in all securities.

Foreign Securities. The Fund may invest in debt obligations (which may be denominated in the U.S. dollar or in non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (such as the World
Bank), and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities. The Fund may also invest in debt securities that are issued by U.S. corporations and denominated in non-U.S. currencies. No more than 25% of the Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country.

The Fund may also invest in American Depository Receipts ("ADRs"). ADRs (sponsored and unsponsored) are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation, and are designed for trading in United States securities markets. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the United States, and, therefore, there may not be a correlation between that information and the market value of an unsponsored ADR.

The percentage of the Fund's assets that will be allocated to foreign securities will vary depending on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Fund may invest in any country where the Adviser believes there is a potential to achieve the Fund's investment objective. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.

The value of portfolio securities denominated in foreign currencies may increase or decrease in response to changes in currency exchange rates. The Fund will incur costs in connection with converting between currencies.

Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts involving currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rate between these currencies as well as to enhance return or as a substitute for the purchase or sale of currency. The foreign currency transactions of the Fund may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables for payables of the Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser.

If the Fund enters into a forward contract requiring it to purchase foreign currency, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. Those assets will be valued at market daily and if the value of the assets in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

There is no limitation on the value of the Fund's assets that may be committed to forward contracts or on the term of a forward contract. In addition to the risks described above, forward contracts are subject to the following additional risks: (1) that a Fund's performance will be adversely affected by unexpected changes in currency exchange rates; (2) that the counterparty to a forward contract will fail to perform its contractual obligations; (3) that a Fund will be unable to terminate or dispose of its position in a forward contract; and (4) with respect to hedging transactions in forward contracts, that there will be imperfect correlation between price changes in the forward contract and price changes in the hedged portfolio assets.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as that currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Global Risks. Investments in foreign securities may involve certain risks not present in domestic investments due to exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. There may be difficulty in enforcing legal rights outside the United States. Some foreign companies are not subject to the same uniform financial reporting requirements, accounting standards and governmental supervision as domestic companies, and foreign exchange markets are regulated differently from the U.S. stock market. Security trading practices abroad may offer less protection to investors such as the Fund. In addition, foreign securities may be denominated in the currency of the country in which the issuer is located. Consequently, changes in the foreign exchange rate will affect the value of the Fund's shares and dividends. Finally, you should be aware that the expense ratios of international funds generally are higher than those of domestic funds, because there are greater costs associated with maintaining custody of foreign securities and the increased research necessary for international investing results in a higher advisory fee.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and

Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in these countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The Fund may acquire other restricted securities including securities for which market quotations are not readily available. These securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair market value as determined in good faith by the Fund's Trustees.

Repurchase Agreements. In a repurchase agreement the Fund would buy a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom it enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in while the Fund seeks to enforce its rights thereto, possible subnormal levels of income and decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of these securities (plus any accrued interest thereon) under such agreements. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. In addition, the Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33% of the market value of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Board of Trustees. Under procedures established by the Board of Trustees, the Adviser and/or Sub-Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act. However, the Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit in illiquid investments. The Trustees may adopt guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when issued or forward commitment basis. "When issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Borrowing. The Fund may borrow money in an amount that does not exceed 33% of its total assets. Borrowing by the Fund involves leverage, which may exaggerate any increase or decrease in the Fund's investment performance and in that respect may be considered a speculative practice. The interest that the Fund must pay on any borrowed money, additional fees to maintain a line of credit or any minimum average balances required to be maintained are additional costs which will reduce or eliminate any potential investment income and may offset any capital gains. Unless the appreciation and income, if any, on the asset acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Short Sales. The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund may only make short sales "against the box," meaning that the Fund, by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if the Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short (b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund.

U.S. Governmental Securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs"), the Federal National Mortgage Association ("Fannie Maes") and the Student Loan Marketing Association ("Sallie Maes"). No assurance can be given that the U.S. Government will provide financial support to these Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future. Any governmental guarantees on portfolio securities do not apply to these securities' market value or current yield, or to the fund shares.

Mortgage-Backed Securities. Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments that are, in effect, a "pass- through" of the monthly interest and principal payments (including any pre-payments) made by the individual borrowers on the pooled mortgage loans. Collateralized Mortgage Obligations ("CMOs"), in which the Fund may also invest, are securities issued by a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. During periods of declining interest rates, principal and interest on mortgage-backed securities may be prepaid at faster-than-expected rates. The proceeds of these prepayments typically can only be invested in lower-yielding securities.
Therefore, mortgage-backed securities may be less effective at maintaining yields during periods of declining interest rates than traditional debt securities of similar maturity. U.S. Government agencies and instrumentalities include, but are not limited to, Federal Farm Credit Banks, Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, and the Federal National Mortgage Association. Some obligations issued by an agency or instrumentality may be supported by the full faith and credit of the U.S. Treasury.

A real estate mortgage investment conduit, or REMIC, is a private entity formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property, and of issuing multiple classes of interests therein to investors such as the Fund. The Fund may consider REMIC securities as possible investments when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities. The Fund will not invest in "residual" interests in REMIC's because of certain tax disadvantages for regulated investment companies that own such interests.

Risks of Mortgage-Backed Securities. Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars."

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage-backed securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues.

Mortgage "Dollar Roll" Transactions. The Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowing and other senior securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

Asset-Backed Securities. The Fund may invest a portion of its assets in asset-backed securities. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan services to retain possession of the underlying obligations. If the service were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Structured or Hybrid Notes. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Participation Interests. Participation interests, which may take the form of interests in, or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. The Fund's investments in participation interests may be subject to its 15% limitation on investments in illiquid securities.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlement with respect to swap, cap, collar or floor transactions.

Credit Default Swap Agreements. The Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which can run between six months and ten years but are typically structured between three and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The Fund will enter into swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Adviser to be equivalent to such rating. A buyer also will lose its investment and recover nothing should an event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

If the Fund enters into a credit default swap, the Fund may be required to report the swap as a "listed transaction" for tax shelter reporting purposes on the Fund's federal income tax return. If the Internal Revenue Service (the "IRS") were to determine that the credit default swap is a tax shelter, the Fund could be subject to penalties under the Code.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices in pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a grater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Tax Status."

Brady Bonds. The Fund may invest in so-called "Brady Bonds" and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities described as part of a restructuring plan created by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan facilitate the exchange of commercial bank debt for newly issued (known as Brady Bonds). The World Bank and IMF provide funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements IMF debtor nations are required to implement of certain domestic monetary and fiscal reforms. These reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs promote the debtor country's ability to service its external obligations and promote its economic growth and development. The Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Although Brady Bonds may be collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.


Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, "Morgan Stanley") which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the exclusive borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).


Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Time Deposits. The Securities and Exchange Commission ("SEC") considers time deposits with periods of greater than seven days to be illiquid, subject to the restriction that illiquid securities are limited to no more than 15% of the Fund's net assets.

Short Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.


Portfolio Holdings Disclosure Policy. The Board of Trustees of John Hancock Funds ("JHF") has adopted the Policy Regarding Disclosure of Portfolio Holdings, see Appendix D of this SAI, to protect the interests of the shareholders of JHF and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a fund's subadvisers, principal underwriter or affiliated persons of a fund's Adviser or principal underwriter. JHF's general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a "need to know" basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF applies its policy uniformly to all parties, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.

JHF posts on the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition, number of holdings; bond fund duration. JHF posts to its Web site at www.jhfunds.com complete portfolio holdings for a fund thirty (30) days after each calendar month end. A fund also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of JHF's fiscal year and on Form N-CSR on the second and fourth quarter ends of JHF's fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a fund's portfolio holdings with their annual and semi-annual reports.

Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a fund to:
entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody's, S&P, Morningstar and Lipper; or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF's Chief Compliance Officer ("CCO") or his duly authorized delegate after considering:
(a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.

At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Charles River (holdings and securities details, daily); and DST (NAVs, daily).

The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO's report shall be at the Board meeting following such approval. When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF's shareholders.

The receipt of compensation by a fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.


INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval of the lesser of (1) the holders of 67% or more of the shares represented at a meeting if by more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or
(2) more than 50% of the Fund's outstanding shares.

The Fund observes the fundamental restrictions listed in item (1) through (9) below. The Fund may not:

(1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward foreign currency exchange contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below, are not deemed to be senior securities.

(2) Borrow money in amounts exceeding 33% of the Fund's total assets (including the amount borrowed) taken at market value. Interest paid on borrowing will reduce income available to shareholders.

(3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the fund's total assets taken at market value.

(4) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

(6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Buy or sell commodity contracts, except futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies.

(8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

(9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if

(i) more than 5% of the Fund's total assets taken at market value would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested in securities issued or guaranteed by any foreign government or its agencies or instrumentalities, or,

(ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

In connection with the lending of portfolio securities under item (6) above, such loans must at all times be fully collateralized and the Fund's custodian must take possession of the collateral either physically or in book entry form. Securities used as collateral must be marked to market daily.

Nonfundamental Investment Restrictions. The following investment restrictions are designated as nonfundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

(b) Purchase securities on margin (except that it may obtain such short-term credits as may be necessary for the clearance of transactions in securities and forward foreign currency exchange contracts and may make margin payments in connection with transactions in futures contracts and options on futures) or make short sales of securities unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

(c) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies,
     (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or

     (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(d) Invest for the purpose of exercising control over or management of any company.

(e)  Invest more than 15% of its net assets in illiquid securities.

In addition, the Fund complies with the following nonfundamental limitation on its investments:

The Fund may not exercise any conversion, exchange or purchase rights associated with corporate debt securities in the portfolio if, at the time, the value of all equity interests would exceed 10% of the Fund's total assets taken at market value.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values or the total costs of the Fund's assets will not be considered a violation of the restriction.

The Fund  will  invest  only in  countries  on the  Adviser's  Approved  Country
Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds" or the "Distributor").

---------------------------- ------------- ----------- ---------------------------------------------- ----------------
                                                                                                      Number of John
                             Position(s)   Trustee/                                                   Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other              Overseen by
And Year of Birth            Fund          since (2)   Directorships  During Past 5 Years             Trustee
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Independent Trustees
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Ronald R. Dion               Chairman      2005        Chairman and Chief Executive Officer, R.M.     60
Born:  1946                  and Trustee               Bradley & Co., Inc.; Director, The New
                                                       England Council and Massachusetts
                                                       Roundtable; Director, Boston Stock Exchange;
                                                       Trustee, North Shore Medical Center;
                                                       Director, BJ's Wholesale Club, Inc. and a
                                                       corporator of the Eastern Bank; Trustee,
                                                       Emmanuel College; Director, Boston Municipal
                                                       Research Bureau; Member of the Advisory
                                                       Board, Carroll Graduate School of Management
                                                       at Boston College.

---------------------------- ------------- ----------- ---------------------------------------------- ----------------
James F. Carlin              Trustee       2005        Director and Treasurer, Alpha Analytical       60
Born:  1940                                            Laboratories (chemical analysis) (since
                                                       1985); Part Owner and Treasurer, Lawrence
                                                       Carlin Insurance Agency, Inc. (since 1995);
                                                       Part Owner and Vice President, Mone Lawrence
                                                       Carlin Insurance Agency, Inc. (until 2005);
                                                       Director/Treasurer, Rizzo Associates
                                                       (engineering) (until 2000);  Chairman and
                                                       CEO, Carlin Consolidated, Inc.
                                                       (management/investments) (since 1987);
                                                       Director/Partner, Proctor Carlin & Co., Inc.
                                                       (until 1999); Trustee, Massachusetts Health
                                                       and Education Tax Exempt Trust (since 1993);
                                                       Director of the following:  Uno Restaurant
                                                       Corp. (until 2001), Arbella Mutual
                                                       (insurance) (until 2000), HealthPlan
                                                       Services, Inc. (until 1999), Flagship
                                                       Healthcare, Inc. (until 1999), Carlin
                                                       Insurance Agency, Inc. (until 1999);
                                                       Chairman, Massachusetts Board of Higher
                                                       Education (until 1999)

---------------------------- ------------- ----------- ---------------------------------------------- ----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------- ------------- ----------- ---------------------------------------------- ----------------
                                                                                                      Number of John
                             Position(s)   Trustee/                                                   Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other              Overseen by
And Year of Birth            Fund          since (2)   Directorships  During Past 5 Years             Trustee
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Independent Trustees
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
William H. Cunningham        Trustee       2005        Former Chancellor, University of Texas         60
Born:  1944                                            System and former President of the
                                                       University of Texas, Austin, Texas; Chairman
                                                       and CEO, IBT Technologies (until 2001);
                                                       Director of the following:  Hire.com (until
                                                       2004), STC Broadcasting, Inc. and Sunrise
                                                       Television Corp. (until 2001), Symtx,
                                                       Inc.(electronic manufacturing) (since 2001),
                                                       Adorno/Rogers Technology, Inc. (until 2004),
                                                       Pinnacle Foods Corporation (until 2003),
                                                       rateGenius (until 2003), Lincoln National
                                                       Corporation (insurance) (since 2006),
                                                       Jefferson-Pilot Corporation (diversified
                                                       life insurance company) (until 2006), New
                                                       Century Equity Holdings (formerly Billing
                                                       Concepts) (until 2001), eCertain (until
                                                       2001), ClassMap.com (until 2001), Agile
                                                       Ventures (until 2001), AskRed.com (until
                                                       2001), Southwest Airlines, Introgen and
                                                       Viasystems, Group, Inc. (electronic
                                                       manufacturer) (until 2003); Advisory
                                                       Director, Interactive Bridge, Inc. (college
                                                       fundraising) (until 2001); Advisory
                                                       Director, Q Investments (until 2003);
                                                       Advisory Director, JP Morgan Chase Bank
                                                       (formerly Texas Commerce Bank - Austin), LIN
                                                       Television (since 2002), WilTel
                                                       Communications (until 2003) and Hayes
                                                       Lemmerz International, Inc. (diversified
                                                       automotive parts supply company) (since
                                                       2003).
---------------------------- ------------- ----------- ---------------------------------------------- ----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------- ------------- ----------- ---------------------------------------------- ----------------
                                                                                                      Number of John
                             Position(s)   Trustee/                                                   Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other              Overseen by
And Year of Birth            Fund          since (2)   Directorships  During Past 5 Years             Trustee
---------------------------- ------------- ----------- ---------------------------------------------- ----------------

---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Charles L. Ladner            Trustee       2004          Chairman and Trustee, Dunwoody Village,     60
Born:  1938                                              Inc. (retirement services) (until 2003);
                                                         Senior Vice President and Chief Financial
                                                         Officer, UGI Corporation (public utility
                                                         holding company) (retired 1998); Vice
                                                         President and Director for AmeriGas, Inc.
                                                         (retired 1998); Director of AmeriGas
                                                         Partners, L.P. (gas distribution)(until
                                                         1997); Director, EnergyNorth, Inc. (until
                                                         1995); Director, Parks and History
                                                         Association (until 2007).

---------------------------- ------------- ------------- ------------------------------------------- -----------------
John A. Moore                Trustee       2001          President and Chief Executive Officer,      60
Born:  1939                                              Institute for Evaluating Health Risks,
                                                         (nonprofit institution) (until 2001);
                                                         Senior Scientist, Sciences International
                                                         (health research)(until 2003); Former
                                                         Assistant Administrator & Deputy
                                                         Administrator, Environmental Protection
                                                         Agency; Principal, Hollyhouse
                                                         (consulting)(since 2000); Director, CIIT
                                                         Center for Health Science Research
                                                         (nonprofit research) (since 2002).

---------------------------- ------------- ------------- ------------------------------------------- -----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------- ------------- ----------- ---------------------------------------------- ----------------
                                                                                                      Number of John
                             Position(s)   Trustee/                                                   Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other              Overseen by
And Year of Birth            Fund          since (2)   Directorships  During Past 5 Years             Trustee
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Patti McGill Peterson        Trustee       2001        Executive Director, Council for                60
Born:  1943                                            International Exchange of Scholars and
                                                       Vice President, Institute of
                                                       International Education (since 1998);
                                                       Senior Fellow, Cornell Institute of
                                                       Public Affairs, Cornell University
                                                       (until 1998); Former President of Wells
                                                       College and St. Lawrence University;
                                                       Director, Niagara Mohawk Power
                                                       Corporation (until 2003); Director,
                                                       Ford Foundation, International
                                                       Fellowships Program (since 2002);
                                                       Director, Lois Roth Endowment (since
                                                       2002); Director, Council for
                                                       International Exchange (since 2003).
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Steven R. Pruchansky         Trustee       2005        Chairman and Chief Executive Officer,          60
Born:  1944                                            Greenscapes of Southwest Florida, Inc.
                                                       (since 2000); Director and President,
                                                       Greenscapes of Southwest Florida, Inc.
                                                       (until 2000); Managing Director,
                                                       JonJames, LLC (real estate) (since
                                                       2001); Director, First Signature Bank &
                                                       Trust Company (until 1991); Director,
                                                       Mast Realty Trust (until 1994);
                                                       President, Maxwell Building Corp.
                                                       (until 1991).
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Non-Independent Trustees
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
James R. Boyle (3)           Trustee       2005        Chairman and Director, John Hancock            264
Born:  1959                                            Advisers, LLC (the "Adviser"), The
                                                       Berkeley Financial Group, LLC ("The
                                                       Berkeley Group") (holding company) and
                                                       John Hancock Funds, LLC ("John Hancock
                                                       Funds"); President, John Hancock
                                                       Annuities; Executive Vice President,
                                                       John Hancock Life Insurance Company
                                                       (since June, 2004); President U.S.
                                                       Annuities; Senior Vice President, The
                                                       Manufacturers Life Insurance Company
                                                       (U.S.A) (prior to 2004).
---------------------------- ------------- ----------- ---------------------------------------------- ----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------- ------------- ----------- ---------------------------------------------- ----------------
                                                                                                      Number of John
                             Position(s)   Trustee/                                                   Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other              Overseen by
And Year of Birth            Fund          since       Directorships  During Past 5 Years             Trustee
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Principal Officers who are
not Trustees
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Keith F. Hartstein           President     2005        Senior Vice President, Manulife Financial      N/A
Born:  1956                  and Chief                 Corporation (since 2004); Director,
                             Executive                 President and Chief Executive Officer, the
                             Officer                   Adviser,The Berkeley Group, John Hancock
                                                       Funds, LLC (since 2005); Director, MFC
                                                       Global Investment Management (U.S.), LLC
                                                       ("MFC Global (U.S.)") (since 2005);
                                                       Director, John Hancock Signature Services,
                                                       Inc. (since 2005); President and Chief
                                                       Executive Officer, John Hancock Investment
                                                       Management Services, LLC (since 2006);
                                                       President and Chief Executive Officer, John
                                                       Hancock Funds, John Hancock Funds II, John
                                                       Hancock Funds III and John Hancock Trust
                                                       (since 2005); Director, Chairman and
                                                       President, NM Capital Management, Inc.
                                                       (since 2005); Chairman, Investment Company
                                                       Institute Sales Force Marketing Committee
                                                       (since 2003); Director, President and Chief
                                                       Executive Officer, MFC Global (U.S.)
                                                       (2005-2006); Executive Vice President, John
                                                       Hancock Funds, LLC (until 2005);

---------------------------- ------------- ----------- --------------------------------------------- -----------------
Thomas M. Kinzler            Secretary     2006        Vice President and Counsel for John Hancock   N/A
Born:  1955                  and Chief                 Life Insurance Company (U.S.A.) (since
                             Legal                     2006); Secretary and Chief Legal Officer,
                             Officer                   John Hancock Funds, John Hancock Funds II
                                                       and John Hancock Funds III (since 2006);
                                                       Vice President and Associate General
                                                       Counsel for Massachusetts Mutual Life
                                                       Insurance Company (1999-2006); Secretary
                                                       and Chief Legal Counsel for MML Series
                                                       Investment Fund (2000-2006); Secretary and
                                                       Chief Legal Counsel for MassMutual
                                                       Institutional Funds (2000-2004); Secretary
                                                       and Chief Legal Counsel for MassMutual
                                                       Select Funds and MassMutual Premier Funds
                                                       (2004-2006).

---------------------------- ------------- ----------- --------------------------------------------- -----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

---------------------------- ------------- ----------- ---------------------------------------------- ----------------
                                                                                                      Number of John
                             Position(s)   Trustee/                                                   Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other              Overseen by
And Year of Birth            Fund          since       Directorships  During Past 5 Years             Trustee
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Francis V. Knox, Jr.         Chief           2005      Vice President and Chief Compliance          N/A
Born:  1947                  Compliance                Officer, John Hancock Investment
                             Officer                   Management Services, LLC, the Adviser and
                                                       MFC Global (U.S.) (since 2005); Chief
                                                       Compliance Officer, John Hancock Funds,
                                                       John Hancock Funds II, John Hancock Funds
                                                       III and John Hancock Trust (since 2005);
                                                       Vice President and Assistant Treasurer,
                                                       Fidelity Group of Funds (until 2004); Vice
                                                       President and Ethics & Compliance Officer,
                                                       Fidelity Investments (until 2001).

---------------------------- --------------- --------- -------------------------------------------- ------------------
Gordon M. Shone              Treasurer       2006      Treasurer, John Hancock Funds (since         N/A
Born:  1956                                            2006); John Hancock Funds II, John Hancock
                                                       Funds III and John Hancock Trust (since
                                                       2005); Vice President and Chief Financial
                                                       Officer, John Hancock Trust (2003-2005);
                                                       Senior Vice President, John Hancock Life
                                                       Insurance Company (U.S.A.) (since 2001);
                                                       Vice President, John Hancock Investment
                                                       Management Services, Inc. and John Hancock
                                                       Advisers, LLC (since 2006), The
                                                       Manufacturers Life Insurance Company
                                                       (U.S.A.) (1998 to 2000).

---------------------------- --------------- --------- -------------------------------------------- ------------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

---------------------------- ------------- ----------- ---------------------------------------------- ----------------
                                                                                                      Number of John
                             Position(s)   Trustee/                                                   Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other              Overseen by
And Year of Birth            Fund          since       Directorships  During Past 5 Years             Trustee
---------------------------- ------------- ----------- ---------------------------------------------- ----------------
John G. Vrysen               Chief         2005        Senior Vice President, Manulife Financial      N/A
Born:  1955                  Operating                 Corporation (since 2006); Director,
                             Officer                   Executive Vice President and Chief
                                                       Operating Officer, the Adviser, The
                                                       Berkeley Group and John Hancock Funds, LLC
                                                       (June 2007-Present); Chief Operating
                                                       Officer, John Hancock Funds, John Hancock
                                                       Funds II, John Hancock Funds III and John
                                                       Hancock Trust (June 2007-Present);
                                                       Director, Executive Vice President and
                                                       Chief Financial Officer, the Adviser, The
                                                       Berkeley Group and John Hancock Funds, LLC
                                                       (until June 2007);Executive Vice President
                                                       and Chief Financial Officer, John Hancock
                                                       Investment Management Services, LLC (since
                                                       2005), Vice President and Chief Financial
                                                       Officer, MFC Global (U.S.) (since 2005);
                                                       Director, John Hancock Signature Services,
                                                       Inc. (since 2005); Chief Financial
                                                       Officer, John Hancock Funds, John Hancock
                                                       Funds II, John Hancock Funds III and John
                                                       Hancock Trust (2005-June 2007); Vice
                                                       President and General Manager, Fixed
                                                       Annuities, U.S. Wealth Management (until
                                                       2005); Vice President, Operations Manulife
                                                       Wood Logan (2000-2004).

---------------------------- ------------- ----------- ---------------------------------------------- ----------------
Charles A. Rizzo             Chief         2007        Chief Financial Officer, John Hancock          N/A
1957                         Financial                 Funds II, John Hancock Funds III and John
                             Officer                   Hancock Trust (June 2007-Present);
                                                       Assistant Treasurer, Goldman Sachs Mutual
                                                       Fund Complex (registered investment
                                                       companies) (2005-June 2007); Vice
                                                       President, Goldman Sachs (2005-June 2007);
                                                       Managing Director and Treasurer of Scudder
                                                       Funds, Deutsche Asset Management
                                                       (2003-2005); Director, Tax and Financial
                                                       Reporting, Deutsche Asset Management
                                                       (2002-2003); Vice President and Treasurer,
                                                       Deutsche Global Fund Services (1999-2002).

----------------------------- --------------- ----------- -------------------------------------------- ---------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Fund's Board of Trustees currently has four standing Committees: the Audit and Compliance Committee, the Governance Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not "interested persons" of the Fund.

The Audit and Compliance Committee members are Messrs. Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit and Compliance Committee are independent and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit and Compliance Committee. The Audit and Compliance Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit and Compliance Committee held four meetings during the fiscal year ended May 31, 2007.

The Governance Committee members are all of the independent trustees. The Governance Committee makes recommendations to the Board on issues related to corporate governance applicable to the Independent Trustees and to the composition and operation of the Board and to assume duties, responsibilities and functions to nominate candidates to the Board, together with such addition duties, responsibilities and functions as are delegated to it from time to time. Among other things, the Governance Committee acts as a nominating committee of the Board. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Governance Committee will generally apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Governance Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Governance Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Governance Committee held four meetings during the fiscal year ended May 31, 2007.


As long as an existing Independent Trustee continues, in the opinion of the Governance Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Governance Committee will consider nominees recommended by shareholders to serve as trustees, the Governance Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Governance Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Governance Committee. While it has not done so in the past, the Governance Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Governance Committee. In evaluating a nominee recommended by a shareholder, the Governance Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Governance Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o The Secretary of the Fund at the following address: 601 Congress Street, Boston, MA 02210-2805. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.


The Contracts/Operations Committee members are Messrs. Carlin, Cunningham, Dion and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if, applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended May 31, 2007.

The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the Adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended May 31, 2007.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2006.

----------------------------------- ---------------------------------- --------------------------------------
                                                                       Aggregate Dollar Range of holdings
                                    Dollar Range of Fund Shares        in John Hancock funds overseen by
Name of Trustee                     Owned by Trustee (1)               Trustee (1)
----------------------------------- ---------------------------------- --------------------------------------
Independent Trustees
----------------------------------- ---------------------------------- --------------------------------------
James F. Carlin                     $1-10,000                          Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Richard P. Chapman, Jr.(2)          $1-10,000                          Over 100,000
William H. Cunningham               none                               Over $100,000
----------------------------------- ---------------------------------- --------------------------------------
Ronald R. Dion                      none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Charles L. Ladner                   $10,001-50,000                     Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Dr. John A. Moore                   $1-10,000                          Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Patti McGill Peterson               $50,001-100,000                    Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Steven R. Pruchansky                None                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Non-Independent Trustee
----------------------------------- ---------------------------------- --------------------------------------
James R. Boyle                      None                               $10,001-50,000
----------------------------------- ---------------------------------- --------------------------------------

(1) This Fund does participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his or her fees by electing to have the Adviser invest his or her fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2006, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows:

     $1-10,000 and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, $10,001-50,000 for Mr. Ladner, $1-10,000 and over $100,000 for Dr. Moore, $50,001-100,000 and over $100,000 for Ms. McGill Peterson and none and over $100,000 for Mr. Pruchansky.

(2)  Mr. Chapman retired as of March 20, 2007.


The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.


                                Aggregate Compensation      Total Compensation From the
                                from the Fund (1)           Fund and John Hancock Fund Complex to
Independent Trustees                                        Trustees (2)
James F. Carlin                        5,441                           $ 125,250
Richard P. Chapman*+                   2,154                             126,250
William H. Cunningham*                 3,326                             193,250
Ronald R. Dion*                        3,079                             265,250
Charles L. Ladne*                      5,479                             194,250
Dr. John A. Moore*                     6,461                             146,250
Patti McGill Peterson*                 4,964                             126,500
Steven R. Pruchansky*                  4,435                             145,250
Total                                 35,339                          $1,322,250


(1)  Compensation is for the fiscal year ended May 31, 2007.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2006. As of this date, Messrs. Carlin, Chapman, Dion, Moore, Pruchanskyand Ms. Peterson served on fifty-three funds in the John Hancock Fund Complex. Messrs. Ladner and Cunningham served on one-hundred-forty-three funds.


* As of December 31, 2006, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock Fund Complex for Mr.
     Chapman was $83,758, Mr. Mr. Cunningham was $170,724, Mr. Dion was $579,423, Mr. Ladner was $85,936, Dr. Moore was $325,332, Ms. Mc Gill Peterson was $70,782 and Mr. Pruchansky was $330,220 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+    Mr. Chapman retired as of March 20, 2007.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser or an affiliate of the Adviser serves as investment adviser.

As of September 6, 2007, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, to the knowledge of the Fund, the following shareholders beneficially owned 5% of or more of the outstanding shares of each class of the Fund:

--------------------------------------------------- ------------- ------------ ------------- ------------ ------------
Name and Address of Owners of More than 5% of
Shares                                              Class A       Class B      Class C       Class I      Class R1
--------------------------------------------------- ------------- ------------ ------------- ------------ ------------
John Hancock Life Insurance Company (USA)           6.36%
RPS SEG Funds & Accounting
601 Congress Street
Boston, MA 02210-2804

--------------------------------------------------- ------------- ------------ ------------- ------------ ------------
MLPF&S For The Sole                                 --            16.99%       32.12%        21.90%       31.87%
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

--------------------------------------------------- ------------- ------------ ------------- ------------ ------------
Citigroup Global Markets Inc                        --            6.54%        9.12%         --           --
333 West 34th Street
New York, New York  10001-2402

--------------------------------------------------- ------------- ------------ ------------- ------------ ------------
Ameritrade Inc. FBO                                 --            --           --            25.88%       --
P. O. Box 2226
Omaha, NE  68103-2226

--------------------------------------------------- ------------- ------------ ------------- ------------ ------------
SEI Private Trust Co                                --            --           --            5.67%        --
c/o HSBC
Attn Mutual Funds
One Freedom Valley Drive
Oaks, PA

--------------------------------------------------- ------------- ------------ ------------- ------------ ------------
NFS LLC FEBO                                                                                 5%
NFS/FMTC IRA
FBO Mary Jane Barbaris
409 Carpenter Aveenue
Sea Cliff, NY  11579-2101

--------------------------------------------------- ------------- ------------ ------------- ------------ ------------
MG Trust Company Custodian FBO                      --            --           --            --           17.27%
First Tool Corporation
700 17th St Ste 300
Denver CO 80202-3531

--------------------------------------------------- ------------- ------------ ------------- ------------ ------------
MG Trust Company Custodian FBO                      --            --           --            --           6.74%
Delta Employees 401(k) Profit Sharing
700 17th St Ste 300
Denver CO 80202-3531

--------------------------------------------------- ------------- ------------ ------------- ------------ ------------
c/o Mutual Funds                                    --            --           --            --           7.70%
Wilmington Trust Company TTEE FBO
Richards Spears Kibbe & Orbe Assoc
401 K Ret Plan
PO Box 8880
Wilmington DE  19899-8880
--------------------------------------------------- ------------- ------------ ------------- ------------ ------------

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 601 Congress Street, Boston, Massachusetts 02210-2805, a premier investment management company, managed approximately $35 billion in open-end funds, closed-end funds, private accounts and retirement plans and related party assets for individual and institutional investors as of June 30, 2007. Additional information about John Hancock Advisers can be found on the website: www.jhfunds.com.

The Sub-Adviser, MFC Global (U.S.), located at 101 Huntington Avenue, Boston, Massachusetts 02199, was organized in 1979 and as of June 30, 2007 had approximately $30 billion in assets under management. The Sub-Adviser is a wholly-owned indirect subsidiary of John Hancock Financial Services, Inc. (an indirect wholly-owned subsidiary of Manulife Financial Corporation).


The Board of Trustees appointed MFC Global (U.S.) as Sub-Adviser to the Fund effective December 31, 2005. As of that date, the investment personnel of the Adviser were reassigned to MFC Global (U.S.). The Adviser will continue to serve as investment adviser to the Fund and will be responsible for the supervision of MFC Global (U.S.)'s services to the Fund.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Sub-Adviser, will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies, expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee, based on a stated percentage of the average of the daily net assets the Fund as follows:

         Average Daily Net Assets                          Annual Rate
         First $100,000,000                                0.60%
         Next $150,000,000                                 0.45%
         Next $250,000,000                                 0.40%
         Next $150,000,000                                 0.35%
         Amount Over $650,000,000                          0.30%


From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's actual expenses at year end fall below this limit.


For the fiscal years ended May 31, 2005, 2006 and 2007, the Adviser received fees of $5,324,476, $5,366,840 and $4,930,093, respectively.


As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser monthly a fee, based on a stated percentage of the average of the daily net assets of the Fund as follows:


         Average Daily Net Assets                          Annual Rate
         First $100,000,000                                0.275%
         Next $150,000,000                                 0.275%
         Next $250,000,000                                 0.275%
         Next $150,000,000                                 0.200%
         Next $350,000,000                                 0.200%
         Amount Over $1,000,000,000                        0.150%

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or their respective affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one of more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-Adviser for the Fund or for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made insofar as feasible for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreements.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the John Hancock Life Insurance Company (the "Life Company") may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and the Distribution Agreement (discussed below) and the initial approval of the Sub-Advisory Agreement was approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by either party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.


Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the Adviser, Sub-Adviser, principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser and its affiliates. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended May 31, 2005, 2006 and 2007, the Fund paid the Adviser $354,717, $341,511 and $179,541, respectively, for services under this Agreement.

Proxy Voting. The Trust's proxy voting policies and procedures (the "Trust's Procedures") delegate to the Subadviser the responsibility to vote all proxies relating to securities held by that portfolio in accordance with the
Subadviser's proxy voting policies and procedures. A Subadviser has a duty to vote such proxies in the best interests of the portfolio and its shareholders. Complete descriptions of the Trust's Procedures and the proxy voting procedures of the Subadviser are set forth in Appendix C to this SAI.

It is possible that conflicts of interest could arise for a Subadviser when voting proxies. Such conflicts could arise, for example, when the Subadviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Trust, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a Subadviser becomes aware of a material conflict of interest, the Trust's Procedures generally require the Subadviser to follow any conflicts procedures that may be included in the Subadvisers proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:

(a) voting pursuant to the recommendation of a third party voting service;

(b) voting pursuant to pre-determined voting guidelines; or

(c) referring voting to a special compliance or oversight committee.

The specific conflicts procedures of the Subadviser are set forth in its proxy voting procedures included in Appendix C. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.

Although the Subadviser has a duty to vote all proxies on behalf of the portfolios it subadvises, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the Subadviser may determine that it is not in the best interests of the portfolio to vote the proxies. A subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the portfolio would lose security lending income if the securities were recalled.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC's website at http://www.sec.gov.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS


Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of May 31, 2007. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

----------------------------- --------------------------------------------------------------------------------------
   PORTFOLIO MANAGER NAME                       OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

----------------------------- --------------------------------------------------------------------------------------
Daniel S. Janis, III          Other Registered Investment Companies:  None

                              Other Pooled Investment Vehicles:   Two (2) accounts with total assets of
                              approximately $118 million.

                              Other Accounts:  Four (4) accounts with total assets of approximately $947 million.

----------------------------- --------------------------------------------------------------------------------------
John F. Iles                  Other  Registered   Investment   Companies:   One  (1)  fund  with  total  assets  of
                              approximately $252 million.

                              Other  Pooled   Investment   Vehicles:   Two  (2)  accounts   with  total  assets  of
                              approximately $118 million.

                              Other Accounts:  Two (2) accounts with total assets of approximately $858 million.

----------------------------- --------------------------------------------------------------------------------------
Barry H. Evans, CFA           Other  Registered  Investment  Companies:   Five  (5)  funds  with  total  assets  of
                              approximately $2.5 billion.

                              Other  Pooled   Investment   Vehicles:   Two  (2)  accounts   with  total  assets  of
                              approximately $118 million.

                              Other   Accounts:   One-Hundred-Fifteen   (115)   accounts   with  total   assets  of
                              approximately $5.9 billion.

----------------------------- --------------------------------------------------------------------------------------

The Adviser does not receive a fee based upon the investment performance of any of the accounts included under "Other Accounts Managed by the Portfolio Managers" in the table above.

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the Fund as well as one or more other accounts. The Adviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Adviser has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation of Portfolio Managers" below.

  o A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

  o A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the Adviser generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Adviser will place the order in a manner intended to result in as favorable a price as possible for such client.

  o A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation. See "Compensation of Portfolio

     Managers" below. The Adviser does not receive a performance-based fee with respect to any of the accounts managed by the portfolio managers.

  o A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

  o If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. In making portfolio manager assignments, the Adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation of Portfolio Managers. The Sub-Adviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the Sub-Adviser, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary, and an annual investment bonus plan, as well as customary benefits that are offered generally to all full-time employees of the Sub-Adviser. A limited number of senior portfolio managers, who serve as officers of both the Sub-Adviser and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.

  o Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Sub-Adviser seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

  o Investment Bonus Plan. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the Sub-Adviser and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

     o Investment Performance: The investment performance of all accounts managed by the investment professional over one and three- year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

     o The Profitability of the Sub-Adviser: The profitability of the Sub-Adviser and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of the Sub-Adviser.

     o Non-Investment Performance: The more intangible contributions of an investment professional to the Sub-Adviser's business, including the investment professional's support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.

  o Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitle to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional's employment is terminated prior to a vesting date.

The Sub-Adviser also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

While the profitability of the Sub-Adviser and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional's overall compensation, the investment professional's compensation is not linked directly to the net asset value of any fund.

Share Ownership by Portfolio Managers. The following table indicates as of May 31, 2006 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

------------------------- --------------------------------------
Portfolio Manager             Range of Beneficial Ownership
------------------------- --------------------------------------
Daniel S. Janis, III                        E
------------------------- --------------------------------------
John F. Iles                                A
------------------------- --------------------------------------
Barry Evans                                 D
------------------------- --------------------------------------

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds, LLC and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. (Prior to July 15, 2004, Class C shares were also subject to a sales load imposed at the time of purchase.) In the case of Class B, Class C and Class R1 shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions (sales charge) for sales of the Fund's Class A shares for the fiscal years ended May 31, 2005, 2006 and 2007 were $1,985,297, $1,584,496 and $796,179, respectively. Of such amounts, $225,558, $180,939 and
$91,423 were retained by John Hancock Funds in 2005, 2006 and 2007. Total underwriting commissions (sales charge) for sales of the Fund's Class C shares for the fiscal years ended May 31, 2005, 2006 and 2007 were, $18,648, $0 and $0, respectively. No Class C commissions were retained by John Hancock Funds, the remainder of the underwriting commissions were reallowed to Selling Firms.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A, 1.00% for Class B and Class C shares and 0.50% for Class R1 shares of the Fund's average daily net assets attributable to the respective class of shares. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds, LLC is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. Unreimbursed expenses under the Class R1 Plan will be carried forward to subsequent fiscal years. The Fund does not treat unreimbursed expenses under the Class B, Class C and Class R1 Plans as a liability of the Fund because the Trustees may terminate Class B, Class C and/or Class R1 Plans at any time. For the period ended May 31, 2007 an aggregate of $43,316,111 in Distribution Expenses or 14.63% of the average net assets of the Class B shares of the Fund was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods. For the period ended May 31, 2007, an aggregate of $3,438,459 in Distribution Expenses or 1.41% of the average net assets of the Class C shares of the Fund was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees. For the period ended May 31, 2007, an aggregate of $38,363 in Distribution Expenses or 0.87% of the average net assets of the Class R1 shares of the Fund was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees.

The Fund has also adopted a separate Class R1 shares Service Plan ("the Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R1 shares held by such plan participants. These services may include

(a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns Class R1 shares; (c) processing orders to purchase, redeem and exchange Class R1 shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the Fund; and (e) other services related to servicing such retirement plans.


The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.


The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by a vote of a majority of the Independent Trustees, or (b) by a vote of a majority of the Fund's outstanding shares of the applicable class in each case upon 60 days' written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B, Class C and Class R1 shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B, Class C or Class R1 Plans.


Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.


During the fiscal year ended May 31, 2007, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the Fund.


                                                   Expense Items
                                       Printing and                                                       Interest
                                       Mailing of                                                         Carrying or
                                       Prospectus to New                           Expenses of John       Other Finance
                                       Shareholders         Compensation           Hancock Funds          Charges
                    Advertising                             to Selling Firms
Class A             $183,908           $10,920              $1,406,901             $809,714                 $--
Class B             $216,501           $12,855              $1,656,236             $953,214                 $--
Class C             $ 51,274          $  3,301              $2,181,276             $219,621                 $--
Class R1            $  1,731         $     100            $     11,336             $  7,896                 $--


SALES COMPENSATION


As part of their business strategies, the Fund, along with the Distributor, pays compensation to Selling Firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of Selling Firm compensation payments for Class A, Class B, Class C and Class R1 are (1) the 12 b-1 fees that are paid out of the fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the "Distribution Contracts", Initial Sales Charges on Class A Shares" and "Deferred Sales Charge on Class B and Class C Shares" in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown in the First Year Broker or Other Selling Firm Compensation chart.. For Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.


Initial compensation Whenever you make an investment in Class A, Class B or Class C shares of the Fund, the Selling Firm receives a reallowance/payment/commission as described in the First Year Broker or Other Selling Firm Compensation chart. The Selling Firm also receives the first year's 12b-1 service fee at this time.


Annual compensation For Class A, Class B and Class C shares of the Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These services and distribution fees are paid monthly in arrears.

For Class R1 shares of the Fund, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. In addition, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.25% of the average daily net assets. These service and distribution fees are paid monthly in arrears.




Additional Payments to Financial Intermediaries. Shares of the funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The funds' principal distributor John Hancock Funds, LLC ("John Hancock Funds") may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Many firms that sell shares of the funds receive one or more types of these cash payments. The categories of payments that John Hancock Funds provides to firms are described below. These categories are not mutually exclusive and John Hancock Funds may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in John Hancock Funds' efforts to promote the sale of the funds' shares. John Hancock Funds agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. John Hancock Funds determines which firms to support and the extent of the payments it is willing to make. John Hancock Funds generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts. John Hancock Funds does not make an independent assessment of the cost of providing such services.


As of September 4, 2007, the following member firms of the Financial Regulatory Authority (FINRA) (formerly, NASD) have arrangements in effect with John Hancock Funds pursuant to which the firm is entitled to a revenue sharing payment:


        ---------------------------------------------- -----------------------------------------------------
        1st Global Capital Corp.                       A. G. Edwards & Sons, Inc.
        ---------------------------------------------- -----------------------------------------------------
        AIG Financial Advisors, Inc.                   Ameriprise Financial Services, Inc.
        ---------------------------------------------- -----------------------------------------------------
        AIG American General Securities                AIG FSC Securities Corporation
        ---------------------------------------------- -----------------------------------------------------
        AIG Royal Alliance Associates, Inc.            AXA Advisors, LLC
        ---------------------------------------------- -----------------------------------------------------
        Berthel,  Fisher  & Co.  Financial  Services,  Citigroup Global Markets Inc.
        Inc.
        ---------------------------------------------- -----------------------------------------------------
        Cambridge Investment Research                  CUSO Financial Services, L.P.
        ---------------------------------------------- -----------------------------------------------------
        Commonwealth Financial Network                 Crown Capital Securities, L.P.
        ---------------------------------------------- -----------------------------------------------------
        Fidelity Investments                           E*Trade Clearing, LLC
        ---------------------------------------------- -----------------------------------------------------
        First Tennessee Brokerage, Inc.                Ferris, Baker, Watts Incorporated
        ---------------------------------------------- -----------------------------------------------------
        H.D. Vest Investment Services                  ING Financial Partners, Inc.
        ---------------------------------------------- -----------------------------------------------------
        Harbour Investments Inc.                       ING Multi-Financial Securities Corporation
        ---------------------------------------------- -----------------------------------------------------
        Huntington Investment, Co.                     ING PrimeVest Financial Services, Inc.
        ---------------------------------------------- -----------------------------------------------------
        ING Financial Network Investment Corp.         Investment Professionals, Inc.
        ---------------------------------------------- -----------------------------------------------------
        Investacorp, Inc.                              J.J.B. Hilliard, W. L. Lyons, Inc.
        ---------------------------------------------- -----------------------------------------------------
        Janney Montgomery Scott LLC                    Investment Professionals, Inc.
        ---------------------------------------------- -----------------------------------------------------
        John Hancock Financial Services                LPL Linsco/Private Ledger Corp
        ---------------------------------------------- -----------------------------------------------------
        LPL Associated Securities Corporation          LPL Mutual Service Corporation
        ---------------------------------------------- -----------------------------------------------------
        LPL Uvest Financial Services Group, Inc.       LPL Waterstone
        ---------------------------------------------- -----------------------------------------------------
        Lincoln Financial Advisors Corporation         NPH National Planning Corporation
        ---------------------------------------------- -----------------------------------------------------
        Merrill, Lynch, Pierce, Fenner & Smith         NPH Invest Financial Corporation
        Incorporated
        ---------------------------------------------- -----------------------------------------------------
        Morgan Stanley & Co., Incorporated             NPH Investment Center of America, Inc.
        ---------------------------------------------- -----------------------------------------------------
        NFP Securities                                 NPH SII Investments, Inc.
        ---------------------------------------------- -----------------------------------------------------
        Raymond James & Associates, Inc.               Oppenheimer & Co., Inc.
        ---------------------------------------------- -----------------------------------------------------
        Robert W. Baird & Co. Incorporated             RBC Dain Rauscher Inc...
        ---------------------------------------------- -----------------------------------------------------
        Stifel, Nicolaus & Company, Incorporated       Securities America, Inc,
        ---------------------------------------------- -----------------------------------------------------
        UBS Financial Services, Inc.                   Transamerica Financial Advisors, Inc..
        ---------------------------------------------- -----------------------------------------------------
        Wachovia Securities, LLC                       Wells Fargo Investments, LLC
        ---------------------------------------------- -----------------------------------------------------

John Hancock Funds also has arrangements with intermediaries that are not members of the FINRA (formerly, NASD).

Sales and Asset Based Payments. John Hancock Funds makes revenue sharing payments as incentives to certain firms to promote and sell shares of the funds. John Hancock Funds hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for John Hancock Advisers and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give John Hancock Funds additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of John Hancock Funds by allowing it to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the funds.

The revenue sharing payments John Hancock Funds makes may be calculated on sales of shares of funds ("Sales-Based Payments"). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary ("Asset-Based Payments"). Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. John Hancock Funds may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. John Hancock Funds also may make payments to certain firms that sell shares of the funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the funds do not pay for these costs directly. John Hancock Funds also may make payments to certain firms that sell shares of the funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that John Hancock Funds may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.


Other Cash Payments. From time to time, John Hancock Funds may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the funds. Such compensation provided by John Hancock Funds may include financial assistance to firms that enable John Hancock Funds to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the FINRA (formerly, NASD). John Hancock Funds makes payments for entertainment events they deem appropriate, subject to John Hancock Funds' guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.


John Hancock Funds, and its affiliates may have other relationships with firms relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, the investment adviser or the funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the investment adviser or its affiliates that are not related to the funds.


                               First Year Broker or Other Selling Firm Compensation

                                      Investor pays
                                      sales charge         Selling Firm             Selling Firm
                                      (% of offering       receives                 receives 12b-1       Total Selling Firm
Class A investments                   price) (1)           commission (2)           service fee (3)      compensation (4)(5)
Up to $99,999                         4.50%                3.76%                    0.25%                4.00%
$100,000 - $249,999                   3.75%                3.01%                    0.25%                3.25%
$250,000 - $499,999                   2.75%                2.06%                    0.25%                2.30%
$500,000 - $999,999                   2.00%                1.51%                    0.25%                1.75%

Investments of Class A shares of $1
million or more

First $1M - $4,999,999                --                   0.75%                    0.25%                1.00%
Next $1 - $5M above that              --                   0.25%                    0.25%                0.50%
Next $1 or more above that            --                   0.00%                    0.25%                0.25%

Investments of Class A shares by
certain Retirement Plans (6)

First $1 - $4,999,999                 --                   0.75%                    0.25%                1.00%
Next $1 - $5M above that              --                   0.25%                    0.25%                0.50%
Next $1 or more above that            --                   0.00%                    0.25%                0.25%


Class B investments

All amounts                           --                   3.75%                    0.25%                4.00%

Class C investments

All amounts                           --                   0.75%                    0.25%                1.00%

Class I investments

All amounts                           --                   0.00%                    0.00%                0.00% (7)

Class R1 investments

All amounts                           --                   0.00%                    0.50%                0.50%

(1) See "Initial Sales Charge on Class A Shares" for discussion on how to qualify for a reduced sales charge. John Hancock Funds, LLC may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(3) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Monthly payments are made in arrears. For Class R1 shares, the Selling Firm receives 12b-1 fees effective at time of purchase as a % of average daily assets (paid monthlyy in arrears) See "Distribution Contracts" for description of Class R1 Service Plan charges and payments.

(4) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)  Underwriter retains the balance.

(6) Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of $1 million or more, purchases by employer sponsored defined contribution retirement plans investing $1 million or more, or with 100 or more eligible employees at the time of purchase.

(7) John Hancock Funds ,LLC may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the fund. This payment may be up to 0.15% of the amount invested.


CDSC revenues collected by John Hancock Funds, LLC may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

The NAV for each class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Equity options held by a Fund are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time).

Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by the Fund are restricted as to resale, the fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Fund's NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the Fund has adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund to a significant extent. In addition, securities held by some of the Funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge or CDSC"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.


The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I or all R share classes of the

John Hancock mutual funds owned by the investor (see "Combination" and "Accumulation Privileges" below).


In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 living in the same household (see "Combination and Accumulation Privileges" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charges ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients.

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

o Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock Funds back to the original account type from which it was converted.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing

Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Certain retirement plans participating in Merrill Lynch or the Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

o    Retirement plans investing through the PruSolutionssm program.

o Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

                  Amount Invested                                      CDSC Rate

                  First $1 to $4,999,999                               1.00%
                  Next $1 to $5M above that                            0.50%
                  Next $1 or more above that                           0.25%

As of July 15, 2004, no Class C shares paid a front-end sales charge.

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Reducing Your Class A Sales Charges


Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and all R share classes of the John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.


Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $100,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchase. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for the purpose of determining the number of years from the time of any payment for the purchase of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

     o Proceeds of 50 shares redeemed at $12 per shares (50 x 12)     $600.00
     o *Minus Appreciation ($12 - $10) x 100 shares                  (200.00)
     o Minus proceeds of 10 shares not subject to CDSC
       (dividend reinvestment)                                       (120.00)
     o Amount subject to CDSC                                         $280.00

     * The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to selected Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and Class C shares and Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

*    Redemptions   made  under  certain   liquidation,   merger  or  acquisition
     transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B and Class C shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Investor Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

* Redemptions by Class A shares by retirement plans that invested through the PruSolutionssm program.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

For Retirement Accounts (such as traditional, Roth and Coverdell ESAs, SIMPLE IRA, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*    Returns of excess contributions made to these plans.

* Redemptions made to effect current distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under section 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs of the Internal Revenue Code.

Please see matrix for some examples.

----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
---------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*    payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2 and      Waived            Waived            Waived           Waived for Life   12% of account
70 1/2                                                                       Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B and Class C    annuity           annuity           annuity          annuity           value annually
only)                   payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
---------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------

*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.


ELIGIBLE INVESTORS FOR CLASS R1 SHARES

Class R1 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R1 shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.


SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in readily marketable portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Investors may exchange Class I shares for Class I shares of other John Hancock funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be for Class I shares.


Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. See "TAX STATUS" for information regarding taxation upon the redemption or exchange of shares of the Fund.

Investors may exchange Class R1 shares for Class R1 shares of other John Hancock funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class R1 shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be for Class R1 shares.


Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program (MAAP). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.


The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by your bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.


The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed shares of the Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of shares is a taxable transaction for Federal income tax purposes, even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's or The Princeton Retirement Group, Inc.'s servicing programs:

Class A shares  are  available  at net  asset  value  for  Merrill  Lynch or The
Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

For participating retirement plans investing in Class B share, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

Section 403(b)(7) of the Internal Revenue Code permits public school employers and employers of certain types of tax-exempt organizations to establish for their eligible employees custodial accounts for the purpose of providing for retirement income for such employees. Effective September 25, 2007, Treasury regulations impose certain conditions on exchanges between one custodial account intended to qualify under Section 403(b)(7) (the "exchanged account") and another contract or custodial account intended to qualify under Section 403(b) (the "replacing account") under the same employer plan (a "Section 403(b) Plan"). Specifically, the replacing account agreement must include distribution restrictions that are no less stringent than those imposed under the exchanged account agreement, and the employer must enter in an agreement with the custodian (or other issuer) of the replacing account under which the employer and the custodian (or other issuer) of the replacing account will from time to time in the future provide each other with certain information.

These Regulations supersede the conditions specified under Rev. Rule 90-24 that were in effect for exchanges of Section 403(b) contracts or accounts prior to September 25, 2007. Due to these Regulations, effective September 25, 2007:

1) The funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts intended to qualify as a Section 403(b) Plan; and

2) The funds will no longer accept requests for exchanges or transfers into your John Hancock custodial 403(b)(7) accounts (i.e., where yours is the replacing account); and

3) The funds will require certain signed disclosure documentation in the event:

     o You established a John Hancock custodial 403(b)(7) account with a fund prior to September 24, 2007; and

     o You direct the fund on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b) contract or account (i.e., where the exchanged account is with the fund).

In the event that the fund does not receive the required documentation, and you nonetheless direct the fund to proceed with the transfer, the transfer may be treated as a taxable transaction.

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the

Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Fund, into one or more classes. The Trustees have authorized the issuance of five classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares.


The shares of the Fund represent an equal proportionate interest in the aggregate net assets attributed to that class of the Fund. Holders of each class of shares each have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. The Fund no longer issues share certificates. Shares are electronically recorded.


Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A and Class R1 shares and Class R1 shares will pay higher distribution and service fees than Class A shares(iii) each class of shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Shares of the Fund may generally be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts and estates.


TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes, has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be  subject  to  withholding  and other  taxes  imposed  by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), paid by the Fund, subject to certain holding period requirements and limitations contained in the Code, if the Fund so elects. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as qualified foreign income taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign income tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not satisfy the 50% requirement described above or otherwise does not make the election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains or engage in certain other transactions or derivatives. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and as noted above, would not be distributed as such to shareholders. The Fund has $ 159,428,763 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire at various times and amounts from 2008 to 2015.


Only a small portion, if any, of the distributions from the Fund may qualify for the dividends- received deduction for corporations, subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.

If the Fund should have dividend income that qualifies as Qualified Dividend Income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund. This amount will be reflected on Form 1099-DIV for the current calendar year.

Investment in debt obligations that are at risk of or in default presents special tax issues for any fund that holds these obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund if it acquires such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and to seek to avoid becoming subject to Federal income or excise tax.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain preretirement and postretirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The Fund is required to accrue income on any debt securities that have more than a de minimus amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The Fund may be required to account for its transactions in forward rolls or swaps, caps, floors and collars in a manner that, under certain circumstances, may limit the extent of its participation in such transactions. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

Certain options, futures and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short- term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of

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investors,  such as  tax-exempt  entities,  insurance  companies,  and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non U.S. investors not engaged in a U.S. trade or business with which their Fund investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty), on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

BROKERAGE ALLOCATION


Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser or Sub-Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Fund's trading practices and investments are reviewed periodically by the Sub-Adviser's Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Sub-Adviser and quarterly by the officers of the Adviser and Trustees of the Trust who are interested persons of the Fund.


Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, the Fund's trades may be executed by dealers that also sell shares of John Hancock funds. However, the Adviser and Sub-Adviser do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission

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

rates and dealer spreads, by the reliability and quality of the services and may include, to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser and Sub-Adviser of the Fund. The Adviser and Sub-Adviser has implemented policies and procedures (approved by the Fund's board of Trustees) reasonably designed to ensure that the Fund's selection of the broker-dealer is not influenced by considerations about the sales of Fund shares.


Where research is available for cash payments, the Adviser pays for such research from its own resources, and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. "Commissions", as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.


The term "brokerage and research services" includes research services received from broker-dealers which supplement the Adviser or Sub-Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser or Sub-Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser or Sub-Adviser since the broker-dealers used by the Adviser or Sub-Adviser tends to follow a broader universe of securities and other matters than the Adviser's or Sub-Adviser's staff can follow. In addition, the research provides the Adviser or Sub-Adviser with a diverse perspective on financial markets. Research services provided to the Adviser or Sub-Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates or by the Sub-Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's or Sub-Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Adviser and Sub-Adviser believe that the research services are beneficial in supplementing the Adviser's or Sub-Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Sub-Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser or Sub-Adviser. However, to the extent that the Adviser or Sub-Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser or Sub-Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or
Sub-Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Sub-Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

Broker-dealers may be willing to furnish statistical, research and other factual information or service to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Fund or the Adviser's or Sub-Adviser's other clients.

In effecting portfolio transactions on behalf of the Fund and the Adviser's other clients, the Adviser may from time to time instruct the broker-dealer that executes the transaction to allocate, or "step-out", a portion of the transaction to another broker-dealer. The broker-dealer to which the Adviser "stepped-out" would then settle and complete the designated portion of the transaction. Each broker-dealer would receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.


While the Adviser and/or Sub-Adviser will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser or Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended May 31, 2005, 2006 and 2007, the Fund paid negotiated brokerage commissions of $82,057, $43,625 and $101,202, respectively.


Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through brokers affiliated with the Adviser and/or Sub-Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, the

Sub-Adviser or the Affiliated Broker. Because the Adviser or Sub-Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer ("Signator" or an "Affiliated Broker"). The Adviser's indirect parent, Manulife Financial, is the parent of another broker-dealer, John Hancock Distributors LLC (until December 31, 2004, Manulife Financial Securities, LLC) ("JH Distributors" or "Affiliated Broker"). For the fiscal years ended May 31, 2004, 2005 and 2006, the Fund paid no brokerage commissions to any Affiliated Broker.

Other investment advisory clients advised by the Adviser or Sub-Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $16.00 for each Class R1 shareholder account plus certain out-of-pocket expenses. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.015% of average daily net assets attributable to Class A, Class B and Class C shares and 0.04% of average daily net assets attributable to Class I and Class R1 shares.

Prior to June 1, 2007, the Fund paid Signature Services monthly a fee which was based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account and $16.00 for each Class R1 shareholder account plus certain out-of-pocket expenses. The Fund also paid Signature Services monthly a fee which was based on an annual rate of 0.015% of average daily net assets attributable to Class A, Class B and Class C shares and 0.05% of average daily net assets attributable to Class I and Class R1 shares.

Prior to January 1, 2006, the Fund paid Signature Services monthly a fee which was based on an annual rate of $17.00 for each Class A shareholder account and $19.50 for each Class B shareholder account and $18.50 for each class C shareholder account and $20.00 for each Class R1 shareholder account plus certain out-of-pocket expenses. The Fund also paid Signature Services monthly a fee of 0.015% of average daily net assets for Class A, Class B, and Class C shares. Prior to May 1, 2006, the Fund paid Signature Services monthly a fee of 0.015% of average daily net assets for Class R1 shares. The Fund also paid Signature Services monthly a fee of 0.015% of average daily net assets for Class I shares.

For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of the Fund is PricewaterhouseCoopers, LLP, 125 High Street, Boston, Massachusetts 02110.
PricewaterhouseCoopers, LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.


LEGAL AND REGULATORY MATTERS

On June 25, 2007, John Hancock Advisers, LLC (the "Adviser") and John Hancock Funds, LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser's directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003.


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APPENDIX A- Description of Investment Risk

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them, with examples of related securities and investment practices included in brackets. See the "Investment Objectives and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the fund will earn income or show a positive total return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., currency contracts, futures and related options, options on securities and indices, swaps, caps, floors and collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., non- investment-grade debt securities, borrowing; reverse repurchase agreements, covered mortgage dollar roll transactions, repurchase agreements, securities lending, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, asset-backed securities, mortgage-backed securities, participation interest, options on securities, structured securities and swaps, caps floors and collars).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses.(e.g., foreign debt securities, currency contracts, swaps, caps, floors and collars).

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.(e.g. mortgage-backed securities and structured securities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade debt securities, covered mortgage dollar roll transactions, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, asset-backed securities, mortgage-backed securities, participation interest, swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, covered mortgage dollar roll transactions, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options, structured securities, swaps, caps, floors and collars).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. non-investment-grade debt securities, restricted and illiquid securities, mortgage-backed securities, participation interest, currency contracts, futures and related options; securities and index options, structured securities, swaps, caps, floors and collars).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. covered mortgage dollar roll transactions, short-term trading, when-issued securities and forward commitments, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, restricted and illiquid securities, rights and warrants, financial futures and options; and securities and index options, structured securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.(e.g. covered mortgage dollar roll transactions, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and securities and index options).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. (e.g., brady bonds and foreign debt securities).

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities. (e.g., mortgage backed securities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade debt securities, participation interest, structured securities, swaps, caps, floors and collars).

APPENDIX B

DESCRIPTION OF BOND RATINGS

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:  Obligations  rated Baa are  subject  to  moderate  credit  risk.  They are
considered   medium-grade   and  as  such  may   possess   certain   speculative
characteristics.

Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.

B: Obligations rated B are considered speculative elements and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

STANDARD & POOR'S RATINGS GROUP

AAA: An  obligation  rated `AAA' has the highest  rating  assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: Obligations rated `BB', `B', `CCC' `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

C: The `C' rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

FITCH INVESTORS SERVICE ("Fitch")

Investment Grade

AAA: Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. `AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. `A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. `B' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative.
o For issuers and performing obligations, `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
o For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of `R1' (outstanding).

CCC
o For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
o    For   individual   obligations,   may  indicate   distressed  or  defaulted
     obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of `R2' (superior), or `R3' (good) or `R4' (average).

CC
o    For  issuers  and  performing  obligations,  default  of some kind  appears probable.
o For individual obligations, may indicate distressed or defaulted obligations with Recovery Raging of `R4' (average) or `R5' (below average).

C
o    For issuers and performing obligations, default is imminent.
o    For   individual   obligations,   may  indicate   distressed  or  defaulted
     obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of `R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
- the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or
- the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated `D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of `C' to `B' rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the `B' or CCC-C categories.

Default  is   determined   by  reference  to  the  terms  of  the   obligations'
documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard and Poor's

Commercial Paper
A standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

A-1
This  designation  indicates that the degress of safety regarding timely payment
is  strong.   Those  issues   determined  to  possess  extremely  strong  safety
characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B
Issues rated `B' are regarded as having only speculative capacity for timely payment.

C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

Dual Ratings
Standard & Poor's assigns `dual' rating to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, `AAA/A-1+'). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, `SP-1+/A-1+').

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

TAX-EXEMPT NOTE RATINGS

Moody's

Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.

Standard and Poor's

Short-Term Issue
A Standard & Poor's U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o Amoritization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as note; and
o Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note. SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

APPENDIX C


PROXY VOTING SUMMARY OF ADVISER AND SUB-ADVISER


                           John Hancock Advisers, LLC
                      Proxy Voting Policies and Procedures



                                Table of Contents

I.   Delegation of Proxy Voting to Subadvisers
     A.   Delegation
     B.   Proxy Voting Policies and Procedures
     C.   Underlying Funds

II.  Material Conflicts of Interest

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting


IV.  Record. Disclosure of Proxy Voting Procedures
     A. Disclosure of Procedures in the Statement of Additional Information of the Trust
     B.   Disclosure in Annual and Semi-Annual Report
     C.   Filing of Proxy Voting Record on Form N-PX

          Annual Approval of Proxy Voting Policies and Procedures * * *

I.   Delegation of Proxy Voting to Subadvisers

     A.   Delegation

          The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

     B.   Proxy Voting Procedures

          Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each

          Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

          Underlying Funds

          With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

Material Conflicts of Interest

If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies. If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

II. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

     A. Disclosure of Policies and Procedures in the Statement of Additional Information

          The  Trusts  shall   disclose  in  their   Statements   of  Additional
          Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

     B.   Disclosure in Annual and Semi-Annual Report

          The Trusts shall disclose in their annual and semi-annual shareholder reports that:

          a)   a description of the Trusts' proxy voting policies and procedures
               and
          b) the Trusts' proxy voting record for the most recent 12 month period ending June 30th, are available:
               1.   on the SEC's website, and
               2. without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

     C.   Filing of Proxy Voting Record on Form N-PX

          The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

IV. Annual Approval of Proxy Voting Procedures The Trusts' proxy voting policies and procedures shall be re-approved by the Trusts' Boards of Trustees at least annually.

       MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)")
                formerly known as Sovereign Asset Management LLC
                              Proxy Voting Summary


We believe in placing our clients' interests first. Once we invest, we monitor all our clients' holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients' investments.


MFC Global (U.S.) manages open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, MFC Global (U.S.) makes the final decision as to how to vote our clients' proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, MFC Global (U.S.) will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how MFC Global (U.S.) votes proxies. MFC Global (U.S.)'s other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

MFC Global (U.S.) has hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.


In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Guidelines

Board of Directors

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee's qualifications. We will support management's ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders' interests. We believe that this is necessary to attract qualified board members.

Selection of Auditors

We believe an independent audit committee can best determine an auditor's qualifications.

We will vote for management proposals to ratify the board's selection of auditors, and for proposals to increase the independence of audit committees.

Capitalization

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants

Acquisitions, Mergers and Corporate Restructuring

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In  general,  we  support  proposals  that  foster  good  corporate   governance
procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders' right to: call a special meeting and to eliminate a shareholders' right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

Equity-based compensation

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders' interests.

We will vote against the adoption or amendment of a stock option plan if:

     o    the compensation committee is not fully independent;
     o    plan dilution is more than 10% of outstanding common stock;
     o company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval;
     o the option is not premium priced or indexed, or does not vest based on future performance.

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:

     o the plan allows stock to be purchased at less than 85% of fair market value;
     o    this plan dilutes outstanding common equity greater than 10%;
     o all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity;
     o    the potential dilution from all company plans is more than 85%.

With respect to director stock incentive/option plans, we will vote against management if:

     o the minimum vesting period for options or time lapsing restricted stock is les than one year;
     o    the potential dilution for all company plans is more than 85%.

Other Business

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:

     o    change the company name;
     o    approve other business;
     o    adjourn meetings;
     o    make technical amendments to the by-laws or charters;
     o    approve financial statements;
     o    approve an employment agreement or contract.

Shareholder Proposals

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company's proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:

     o    calling for shareholder ratification of auditors;
     o    calling for auditors to attend annual meetings;
     o    seeking to increase board independence;
     o    requiring minimum stock ownership by directors;
     o    seeking  to  create  a   nominating   committee  or  to  increase  the
          independence of the nominating committee;
     o    seeking to increase the independence of the audit committee.

Corporate and social policy issues

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

       MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)")
                formerly known as Sovereign Asset Management LLC
                             Proxy Voting Procedures

The role of the proxy voting service
MFC Global (U.S.) has hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by MFC Global (U.S.). When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

The role of the proxy oversight group and coordinator
The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of MFC Global (U.S.). When a question arises regarding how a proxy should be voted the coordinator contacts the firm's investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm's Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

The role of mutual fund trustees
The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds' investment adviser. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.


Conflicts of interest

Conflicts of interest are resolved in the best interest of clients.


With respect to potential conflicts of interest, proxies will be voted in accordance with MFC Global (U.S.)'s predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the MFC Global (U.S.) Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund's board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when MFC Global (U.S.) must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

APPENDIX D
                               John Hancock Funds
               Description of Portfolio Holdings Disclosure Policy

General. The Board of Trustees has adopted a policy that governs when and by whom portfolio holdings information may be provided to investors, service providers to the fund or market participants. It is the policy of the fund to provide nonpublic information regarding fund's portfolio holdings only in the limited circumstances permitted by the policy and only where there is a legitimate business purpose for providing the information. The policy applies to the officers of the fund, the adviser, any subadviser, John Hancock Funds, its affiliates and their employees. This is a summary of the fund's policy. The Board of Trustees has approved this policy and must approve any material changes. In doing so, the Board has concluded that the limited circumstances where disclosure of non-public information is permitted are in the best interests of the fund. Under no circumstances may any person receive compensation for providing non-public information regarding the fund's holdings to any person.

The Board is responsible for overseeing the policy and has delegated to the Chief Compliance Officer ("CCO") the responsibility for monitoring the use of nonpublic information and the fund's and the Adviser's compliance with this policy.

The following defined terms are used in the policy and this summary.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the fund prospectus or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are: (a) persons affiliated with the Funds, (b) the Funds' investment adviser or principal underwriter or any affiliate of either entity,
(c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Fund portfolio, the subadviser to the portfolio, or any affiliate of the subadviser,
(e) the Funds' custodian and (f) the Funds' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Public Disclosure. The Funds' portfolio holdings are disclosed in publicly available filings with the SEC (e.g. Form N-CSR or Form N-Q). The Funds also publish the following information on their website jhfunds.com:

(1) On the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition


(2) The following information regarding portfolio holdings will be posted on www.jhfunds.com each month on a one-month lag (i.e., information as of December 31 will be posted on February 1): security name; cusip; market value; shares/amount; coupon rate; maturity date; number of holdings; turnover; attribution analysis; average credit quality rating; duration for bond funds; currency exposure and urrency hedging; AMT exposure; portfolio characteristics

(3) With respect to Money Market Fund and U.S. Government Cash Reserve, the following information regarding portfolio holdings will be posted weekly on www.jhfunds.com: net assets; seven day yield; thirty day yield; % maturing in last seven days; portfolio breakdown by securities type; weighted average maturity

The information referenced in (1), (2), and (3) above will be available on the funds' website until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to monitoring and authorization by the CCO, persons subject to the policy may provide Nonpublic Information regarding portfolio holdings to Nonaffiliated Persons in the circumstances listed below. Each Nonaffiliated Person must agree to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

Rating Organizations. Nonpublic Information regarding portfolio holdings is provided to ratings organizations, such as Moodys, S&P, Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or, if applicable, subadviser. This information is typically provided on a monthly basis, as soon as practical after the end of each month. The fund generally expects that it will continue to provide these rating organizations with such information.

Risk Management, Attribution, Portfolio Analysis Tools. Nonpublic Information regarding portfolio holdings is provided to Factset, BondEdge, Investools, Salomon Yieldbook, Lehman Brothers Municipal Index Group, Wilshire, or other entities for the purpose of compiling reports and preparing data for use by the fund and its service providers. This information is typically provided on a daily or monthly basis, as soon as practical after the end of each day or month respectively. The fund generally expects that it will continue to provide these service providers with such information.

Proxy Voting Services. Nonpublic Information regarding portfolio holdings is provided to ISS, the fund's proxy voting service, for the purpose of voting proxies relating to portfolio holdings. The proxy voting service has regular access to the fund's portfolio holdings in order to determine if there are any securities held by the fund as to which there is upcoming shareholder action in which the fund is entitled to vote. The provision of this information is necessary in order to carry out the fund's proxy voting policy. The fund expects that it will continue to provide ISS with such information.

Computer Products and Services. Nonpublic Information regarding portfolio holdings may be provided to entities providing computer products and services to the Funds (for example, for the purpose of generating compliance reports or reports relating to proxy voting). These services may require regular, normally daily, access to the fund's portfolio holdings in order to provide the contracted services to the fund.

Institutional Traders. Nonpublic Information regarding portfolio holdings may be provided to institutional traders to assist in research and trade execution. This information, which identifies current holdings without a time lag, is provided on an irregular basis and is normally only used to identify portfolio positions as to which the fund would welcome bids.

Courts and Regulators. Nonpublic Information regarding portfolio holdings may be provided to any court or regulator with appropriate jurisdiction. The frequency and time lag depends upon the request. In providing this information, the fund is merely complying with its legal obligations.

Other Persons. Nonpublic Information regarding portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Fund or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed. The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons

The Board or the CCO may authorize the provision of any Nonpublic Information regarding portfolio holdings to other Affiliated Persons. If authorized by the CCO, the CCO must report such approval to the Board of Trustees. The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

Resolution of Conflicts of Interest

If the Fund or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Fund portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Fund who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Fund shareholders.

Changes to Policy

Any material changes to this policy must be approved by the Fund's Board of Trustees.

Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Board of Trustees no later than the Board meeting following the arising of the issue.

Applicability of Policy to a Fund's Adviser and Subadvisers

This policy shall apply to the Fund's Adviser and each of its subadvisers as applicable.



Appendix A

I. Employees* of John Hancock Advisers, LLC who are subject to the Code of Ethics of the Fund, the Funds' investment adviser, or the Fund's principal underwriter, John Hancock Funds, LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to a Fund.

III. Employees* of the Funds' custodian who provide services to the Funds.

IV. Employees* and partners of a Fund's certified public accounting firm who provide services to the Fund.

V. Employees* and partners of a Fund's legal counsel who provides services to the Fund.

*Includes temporary employees

FINANCIAL STATEMENTS


The financial statements listed below are included in the Fund's 2007 Annual Report to Shareholders for the year ended May 31, 2007 (filed electronically on July 27, 2007, accession number 0001010521-07-000547) and are included in and incorporated by reference into Part B of this Registration Statement for John Hancock Strategic Income Fund (file nos. 811-4651 and 33-5186).

 John Hancock Strategic Series
  John Hancock Strategic Income Fund

  Statement of Assets and Liabilities as of May 31, 2007.
  Statement of Operations of the year ended May 31, 2007.
  Statement of Changes in Net Asset for each of the periods indicated therein. Financial Highlights for each of the periods indicated therein.
  Schedule of Investments as of May 31, 2007.
  Notes to Financial Statements.
  Report of Independent Registered Public Accounting Firm.

                          JOHN HANCOCK STRATEGIC SERIES

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section  9(a) of the  By-Laws  of John  Hancock  Life  Insurance  Company  ("the
Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06. Indemnity."

1.01 Indemnification and Exculpation.

(a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

(b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

(c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

(d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

(e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

(f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by (a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

(g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26. Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27. Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Municipal Securities Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Equity Trust, John Hancock Investment Trust III, John Hancock Funds II and John Hancock Funds III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.

James R. Boyle                       Chairman and Director                       Trustee
601 Congress Street
Boston, Massachusetts

Keith F. Hartstein                    Director, President                        President and
601 Congress Street               and Chief Executive Officer               Chief Executive Officer
Boston, Massachusetts

John G. Vrysen                     Director, Executive Vice President      Executive Vice President
601 Congress Street               and Chief Operating Officer               and Chief Operating Officer
Boston, Massachusetts

Charles A. Rizzo                             None                                 Chief Financial
Officer
601 Congress Street
Boston, Massachusetts

Arthur E. Creel                       Senior Vice President                         None
601 Congress Street
Boston, Massachusetts

Bruce R. Speca                               None                                Senior Vice
President, Investments
601 Congress Street
Boston, Massachusetts

Andrew G. Arnott                      Senior Vice President                    Vice President
601 Congress Street
Boston, Massachusetts

Robert M. Boyda                              None                      Senior Vice President, Investments
601 Congress Street
Boston, Massachusetts

John J. Danello                       Vice President and                      Vice President, Law
601 Congress Street                  Chief Legal Counsel
Boston, Massachusetts

Steven E. Medina                             None                               Vice President
Investments
601 Congress Street
Boston, Massachusetts

Thomas M. Kinzler                         Secretary                             Secretary and
601 Congress Street                                                              Chief Legal
Officer
Boston, Massachusetts

Jeffrey H. Long                       Chief Financial Officer                       None
601 Congress Street
Boston, Massachusetts

                                       C-3

Howard Cronson                     Vice President and                               None
601 Congress Street                Assistant Treasurer
Boston, Massachusetts

Peter Levitt                              Treasurer                                 None
200 Bloor Street
Toronto, Ontario

Gordon M. Shone                              None                                 Treasurer
601 Congress Street
Boston, Massachusetts

Michael J. Mahoney                Chief Compliance Officer                          None
601 Congress Street
Boston, Massachusetts

Frank V. Knox                                None                              Chief Compliance
Officer
601 Congress Street
Boston, Massachusetts

(c) None.


Item 28. Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 601 Congress Street, Boston Massachusetts 02210-2805 and by MFC Global Investment Management (U.S.), LLC at its principal executive offices at 101 Huntington Avenue, Boston, MA 02199. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

(a) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 25th day of September, 2007.

                                          JOHN HANCOCK STRATEGIC SERIES

                                          By: *

                                          Keith F. Hartstein
                                          President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.


                   Signature                                     Title                            Date
                   ---------                                     -----                            ----
                       *
              ------------------------                       President and                   September 25, 2007
              Keith F. Hartstein                        Chief Executive Officer

              /s/Gordon M. Shone                        Treasurer
              ------------------------                  (Chief Accounting Officer)
              Gordon M. Shone

                       *
              ------------------------                         Trustee
              James R. Boyle

                       *
              ------------------------                         Trustee
              James F. Carlin

                       *
              ------------------------                         Trustee
              William H. Cunningham

                       *
              ------------------------                    Chairman and Trustee
              Ronald R. Dion

                       *
              ------------------------                         Trustee
              Charles L. Ladner

                       *
              ------------------------                         Trustee
              John A. Moore

                                      C-5

                       *
              ------------------------                         Trustee
              Patti McGill Peterson

                       *
              ------------------------                         Trustee
              Steven R. Pruchansky



              By:                                                                            September 25, 2007
                       /s/Alfred P. Ouellette
                       Alfred P. Ouellette
                       Attorney-in-Fact, under
                       Power of Attorney dated
                       September 11, 2007

OPEN END FUNDS:                                    1933 Act Number      1940 Act Number
John Hancock Bond Trust                                 2-66906            811-3006
John Hancock California Tax-Free Income Fund           33-31675            811-5979
John Hancock Capital Series                             2-29502            811-1677
John Hancock Current Interest                           2-50931            811-2485
John Hancock Equity Trust                               2-92548            811-4079
John Hancock Institutional Series Trust                33-86102            811-8852
John Hancock Investment Trust                           2-10156            811-0560
John Hancock Investment Trust II                        2-90305            811-3999
John Hancock Investment Trust III                      33-4559             811-4630
John Hancock Municipal Securities Trust                33-32246            811-5968
John Hancock Series Trust                               2-75807            811-3392
John Hancock Sovereign Bond Fund                        2-48925            811-2402
John Hancock Strategic Series                          33-5186             811-4651
John Hancock Tax-Exempt Series Trust                   33-12947            811-5079
John Hancock World Fund                                33-10722            811-4932

CLOSED END FUND                                    1933 Act Number      1940 Act Number
John Hancock Bank and Thrift Opportunity Fund              -               811-8568
John Hancock Income Securities                             -               811-4186
John Hancock Investors Trust                               -               811-4173
John Hancock Patriot Premium Dividend Fund II              -               811-05908
John Hancock Patriot Select Dividend Trust                 -               811-06107
John Hancock Preferred Income Fund                    333-100531           811-21131
John Hancock Preferred Income Fund II                 333-101956           811-21202
John Hancock Preferred Income Fund III                333-102734           811-21287
John Hancock Tax-Advantaged Dividend Income Fund      333-108102           811-21416

                                POWER OF ATTORNEY

     The undersigned Trustees or officers of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint THOMAS M. KINZLER, BETSY ANNE SEEL, DAVID D. BARR, GEORGE M. BOYD and ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 11th day of September, 2007.

/s/James R. Boyle                         /s/John A. Moore
----------------------------------------  -------------------------------------
James R. Boyle, as Trustee                John A. Moore, as Trustee

/s/James F. Carlin                        /s/Patti McGill Peterson
----------------------------------------  -------------------------------------
James F. Carlin, as Trustee               Patti McGill Peterson, as Trustee

/s/William H. Cunningham                  /s/Steven R. Pruchansky
----------------------------------------  -------------------------------------
William H. Cunningham, as Trustee         Steven R. Pruchansky, as Trustee


/s/Ronald R. Dion                         /s/Charles A. Rizzo
----------------------------------------  -------------------------------------
Ronald R. Dion, as Chairman and Trustee   Charles A. Rizzo, as Chief Financial
                                          Officer

/s/Keith F. Hartstein                     /s/John G. Vrysen
----------------------------------------  -------------------------------------
Keith F. Hartstein, as President and      John G. Vrysen, as Chief Operating
Chief Executive Officer                   Officer

----------------------------------------
/s/Charles L. Ladner
Charles L. Ladner, as Trustee

                          John Hancock Strategic Series

                               (File no. 33-5186)

                                INDEX TO EXHIBITS

99.(a) Amended and Restated Declaration of Trust of John Hancock Strategic Series dated March 8, 2005.#######

 99.(a).1 Amendment to Declaration of Trust of John Hancock Strategic Series dated July 1, 2005, regarding change of address of principal place of business. #### ####

 99.(a).2 Amendment to Declaration of Trust, effective December 31, 2005, abolishing John Hancock High Income Fund. #### ####

 99.(b)   By Laws. Amended and Restated By-Laws dated March 8, 2005.#######

 99.(c) Instruments Defining Rights of Security Holders, see exhibit 99(a) and 99(b).

 99.(d) Investment Advisory Contracts. Investment Advisory Agreement between John Hancock Strategic Income Fund and John Hancock Advisers, Inc. dated January 1, 1994.*

 99.(d).1 Investment Management Contract between John Hancock High Income Fund and John Hancock Advisers, Inc. dated March 1, 2001.*****

 99. (d).2 Sub-Advisory Agreement dated December 31, 2005 between Registrant, John Hancock Advisers, LLC and Sovereign Asset Management
           LLC. #### ####

 99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Funds, Inc. (formerly named John Hancock Broker Distribution Services, Inc. and the Registrant dated August 1, 1991.*

99.(e).1 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers.######

99.(e).2 Form of Financial Institution Sales and Service Agreement between John Hancock Funds, Inc. and the John Hancock funds.*

99.(e).3 Amendment to Distribution Agreement between Registrant and John Hancock Funds, Inc. dated August 30, 1996.**

99.(e).4 Amendment to Distribution Agreement between John Hancock High Income Fund and John Hancock Advisers, Inc. dated March 1, 2001.*****

99.(f)     Bonus or Profit Sharing Contracts. Not Applicable.

99.(g) Custodian Agreement between John Hancock Mutual Funds and Bank of New York dated September 10, 2001.#

99.(h) Other Material Contracts. Master Transfer Agency and Service Agreement between John Hancock Funds and the John Hancock Signature Services, Inc. dated June 1, 2007. +

99.(h).1 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.***

99.(h).2 Service Agreement between John Hancock Strategic Income Fund (Class A Shares) and Charles Schwab & Co., Inc. dated January 24, 2000.*****

99.(h).3 Amendment dated March 8, 2005, effective April 1 2005, to the Accounting and Legal Services Agreement. between John Hancock Funds and John Hancock Signature Services, Inc. effective
           July 1, 2004. #### ####

99.(i)    Legal Opinion.+

99.(j)    Auditor Consent.+

99.(k)    Omitted Financial Statements.  Not Applicable.

99.(m).1 Rule 12b-1 Plans. Class B Distribution Plan between John Hancock Strategic Income Fund and John Hancock Funds, Inc. dated December 8, 1998.****

99.(m).2 Rule 12b-1 Plans. Class C Distribution Plan between John Hancock Strategic Income Fund and John Hancock Funds, Inc. dated May 1, 1998.***

99.(m).3 Rule 12b-1 Plans Distribution Plans between John Hancock High Income Fund and John Hancock Funds, Inc. for Class A, Class B and Class C shares dated March 1, 2001.*****

99.(m).4 Class R shares Distribution Plan between John Hancock Strategic Income Fund and John Hancock Funds, LLC dated August 1, 2003.###

99.(m).5 Class R shares Service Plan between John Hancock High Income Fund and John Hancock Funds, LLC dated August 1, 2003. ###

99.(n) John Hancock Funds Class A, Class B, Class C and Class I shares amended and restated Multiple Class Plan pursuant to Rule 18f-3 for Registrant.#######

99.(n).1 John Hancock Funds Class A, Class B, Class C, Class I and Class R shares amended and restated Multiple Class Plan pursuant to Rule 18f-3 for Strategic Income Fund.#######

99.(p) Code of Ethics. John Hancock Advisers and each of the John Hancock Funds dated May 1, 2004.#####

99.(p).1 Code of Ethics for the Independent Directors/Trustees of the John Hancock Funds dated December 6, 2005.#### ####

99.(p .2 Code of Ethics. John Hancock Advisers, Sovereign Asset Management LLC, John Hancock Funds, LLC and each of the John Hancock Funds (together called (John Hancock Funds") dated July 1, 2006. #### ####

*  Previously   filed   electronically   with   Registration   Statement  and/or
post-effective amendment number 21 file nos. 811-4651 and 33-5186 on June 29, 1995, accession number 0000950146-95-000353.

**  Previously  filed   electronically   with   Registration   Statement  and/or
post-effective amendment number 25 file nos. 811-4651 and 33-5186 on June 29, 1995, accession number 0000950146-95-000353.

***  Previously  filed   electronically   with  Registration   Statement  and/or
post-effective amendment number 28 file nos. 811-4651 and 33-5186 on July 6, 1998, accession number 0001010521-98-000286.

****  Previously  filed   electronically  with  Registration   Statement  and/or
post-effective amendment number 30 file nos. 811-4651 and 33-5186 on September 27, 1999, accession number 0001010521-99-000343.

*****  Previously  filed  electronically  with  Registration   Statement  and/or
post-effective amendment number 32 file nos. 811-4651 and 33-5186 on September 25, 2000, accession number 0001010521-00-000425.

****** Previously filed electronically with Registration Statement and/or post-effective amendment number 33 file nos. 811-4651 and 33-5186 on June 25, 2001, accession number 0001010521-01-500065.

#  Previously   filed   electronically   with   Registration   Statement  and/or
post-effective amendment number 36 file nos. 811-4651 and 33-5186 on October 25, 2001, accession number 0001010521-01-500238.

##  Previously  filed   electronically   with   Registration   Statement  and/or
post-effective amendment number 37 file nos. 811-4651 and 33-5186 on September 26, 2002, accession number 0001010521-02-000509.

###  Previously  filed   electronically   with  Registration   Statement  and/or
post-effective amendment number 38 file nos. 811-4651 and 33-5186 on August 5, 2003, accession number 0001010521-03-000258.

####  Previously  filed   electronically  with  Registration   Statement  and/or
post-effective amendment number 39 file nos. 811-4651 and 33-5186 on September 29, 2003, accession number 0001010521-03-000317.

#####  Previously  filed  electronically  with  Registration   Statement  and/or
post-effective amendment number 40 file nos. 811-4651 and 33-5186 on July 23, 2004, accession number 0001010521-03-000149.

###### Previously filed electronically with Registration Statement and/or post-effective amendment number 41 file nos. 811-4651 and 33-5186 on September 29, 2004, accession number 0001010521-04-000224.

####### Previously filed electronically with Registration Statement and/or post-effective amendment number 42 file nos. 811-4651 and 33-5186 on September 14, 2005, accession number 0001010521-05-000405.

#### #### Previously filed electronically with Registration Statement and/or post-effective amendment number 43 file nos. 811-4651 and 33-5186 on September 27, 2006, accession number 0001010521-06-000828

+ Filed herewith.